As filed with the U.S. Securities and Exchange Commission on April 24, 2024

Securities Act File No. 333-278042

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 1

VOYA PARTNERS, INC.

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Suite 100

Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-992-0180

(Registrant's Area Code and Telephone Number)

Huey P. Falgout, Jr., Esq.

Voya Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(Name and Address of Agent for Service)

With copies to:

Elizabeth J. Reza, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the

Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class I and Class S shares of capital stock in the series of the registrant designated as Voya

Solution Balanced Portfolio.

VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
1-800-992-0180
April 24, 2024

Dear Shareholder:
On behalf of the Board of Directors (the “Board”) of Voya Strategic Allocation Moderate Portfolio (“Strategic Allocation Moderate Portfolio”), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of Strategic Allocation Moderate Portfolio. The Special Meeting is scheduled for 1:00 p.m. (MST) on June 27, 2024. The Special Meeting will be held in a virtual meeting format only. You will be able to attend and participate in the Special Meeting online by visiting https://www.viewproxy.com/voya/broadridgevsm where you will be able to listen to the Special Meeting live, submit questions and vote. You will need your unique control number, which is located in the box indicated by the arrow on the front of your proxy ballot. Please see the “How do I attend the virtual Special Meeting?” section of the proxy statement for more details regarding the logistics of the virtual format of the Special Meeting. You will not be able to attend the meeting physically. At the Special Meeting, shareholders of Strategic Allocation Moderate Portfolio will be asked to vote on the proposed reorganization (the “Reorganization”) of Strategic Allocation Moderate Portfolio with and into Voya Solution Balanced Portfolio (“Solution Balanced Portfolio”) (together with Strategic Allocation Moderate Portfolio, the “Portfolios”). The Portfolios are members of the Voya family of funds.
Shares of Strategic Allocation Moderate Portfolio have been purchased or acquired by you or at your direction through your qualified pension or retirement plan (collectively, “Qualified Plans”) or, at your direction, by your insurance company through its separate accounts to serve as investment options under your variable annuity contract or variable life insurance policy. If the Reorganization is approved by shareholders, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of Solution Balanced Portfolio instead of shares of Strategic Allocation Moderate Portfolio beginning on the date the Reorganization occurs. The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a portfolio that seeks to provide capital growth through a diversified asset allocation strategy.
Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”). The Reorganization is discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully. The Board recommends that you vote “FOR” the Reorganization.
Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than June 26, 2024.
We appreciate your participation and prompt response in this matter and thank you for your continued support.
Sincerely,

Andy Simonoff
President

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
OF
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
1-800-992-0180
Scheduled for June 27, 2024 at 1:00 p.m. (MST)

To the Shareholders:
NOTICE IS HEREBY GIVEN that a special meeting of the shareholders (the “Special Meeting”) of Voya Strategic Allocation Moderate Portfolio (“Strategic Allocation Moderate Portfolio”) is scheduled for 1:00 p.m. (MST) on June 27, 2024. The Special Meeting will be held in a virtual meeting format only. You can attend and participate in the Special Meeting by registering online at https://viewproxy.com/voya/broadridgevsm where you will be able to listen to the Special Meeting live, submit questions and vote. You will need your unique control number, which is located in the box indicated by the arrow on the front of your proxy card. If you hold your shares through an intermediary, such as a bank or broker, you must register in advance to attend the Special Meeting. To register you must obtain a legal proxy and a new unique control number through your bank/broker in order to register to attend the meeting. See the “How do I attend the virtual Special Meeting?” section of the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) for more details regarding the logistics of the Special Meeting, including the ability to submit questions, and technical details and support related to accessing the virtual platform for the Special Meeting. You will not be able to attend the meeting physically.
At the Special Meeting, Strategic Allocation Moderate Portfolio’s shareholders will be asked:
1.
To approve an Agreement and Plan of Reorganization by and between Voya Strategic Allocation Portfolios, Inc., on behalf of its series, Strategic Allocation Moderate Portfolio, and Voya Partners, Inc., on behalf of its series, Voya Solution Balanced Portfolio (“Solution Balanced Portfolio”), providing for the reorganization of Strategic Allocation Moderate Portfolio with and into Solution Balanced Portfolio (the “Reorganization”); and
2.
To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.
Please read the enclosed Proxy Statement/Prospectus carefully for information concerning the Reorganization to be placed before the Special Meeting.
The Board of Directors of Strategic Allocation Moderate Portfolio recommends that you vote “FOR” the Reorganization.
Shareholders of record as of the close of business on April 1, 2024 are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournments or postponements thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return the enclosed Proxy Ballot by June 26, 2024 so that a quorum will be present and a maximum number of shares may be voted. Proxies or voting instructions may be revoked at any time before they are exercised by submitting a revised Proxy Ballot, by giving written notice of revocation to Strategic Allocation Moderate Portfolio or by voting in person (virtually) at the Special Meeting.
By Order of the Board of Directors

Joanne F. Osberg
Secretary

April 24, 2024

PROXY STATEMENT/PROSPECTUS
April 24, 2024

Special Meeting of Shareholders
of Voya Strategic Allocation Moderate Portfolio
Scheduled for June 27, 2024 at 1:00 p.m. (MST)

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:
Voya Strategic Allocation Moderate Portfolio	Voya Solution Balanced Portfolio
(A series of Voya Strategic Allocation Portfolios, Inc.)	(A series of Voya Partners, Inc.)
7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034	7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034
1-800-992-0180	1-800-262-3862
(each an open-end management investment company)
Important Notice Regarding the Availability of Proxy Materials
for the Special Meeting of Shareholders to be Held on June 27, 2024
This Proxy Statement/Prospectus and Notice of Special Meeting are available at: www.proxyvote.com/voya
The Proxy Statement/Prospectus explains concisely what you should know before voting on the matter described herein or investing in Voya Solution Balanced Portfolio. Please read it carefully and keep it for future reference.
THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION
To obtain more information about Voya Strategic Allocation Moderate Portfolio (“Strategic Allocation Moderate Portfolio”) and Voya Solution Balanced Portfolio (“Solution Balanced Portfolio,” and together with Strategic Allocation Moderate Portfolio, the “Portfolios”), please write, call, or visit our website for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information.
By Phone:	1-800-992-0180
By Mail:	Voya Investment Management 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034
By Internet:	https://individuals.voya.com/literature
The following documents containing additional information about the Portfolios, each having been filed with the U.S. Securities and Exchange Commission (“SEC”), are incorporated by reference into this Proxy Statement/Prospectus:
1.
The Statement of Additional Information dated April 24, 2024 relating to this Proxy Statement/Prospectus (File No. 333-278042);
2.
The Prospectus and Statement of Additional Information dated May 1, 2023 for Strategic Allocation Moderate Portfolio (File No. 811-08934);
3.
The Prospectus and Statement of Additional Information dated May 1, 2023 for Solution Balanced Portfolio (File No. 811-08319);
4.
The audited financial statements contained in the annual report of Strategic Allocation Moderate Portfolio dated December 31, 2023 (File No. 811-08934); and
5.
The audited financial statements contained in the annual report of Solution Balanced Portfolio dated December 31, 2023 (File No. 811-08319).
The Portfolios are subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders, thereunder (the “1940 Act”), and in accordance therewith, file reports and other information including proxy materials with the SEC. Proxy material, reports and other information about the Portfolios are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

INTRODUCTION
What is happening?
On January 10, 2024, the Boards of Directors (the “Board”) of Voya Strategic Allocation Moderate Portfolio (“Strategic Allocation Moderate Portfolio”) and Voya Solution Balanced Portfolio (“Solution Balanced Portfolio,” together with Strategic Allocation Moderate Portfolio, the “Portfolios”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”), which provides for the reorganization of Strategic Allocation Moderate Portfolio with and into Solution Balanced Portfolio (the “Reorganization”). The Reorganization Agreement requires approval by shareholders of Strategic Allocation Moderate Portfolio, and if approved, is expected to be effective on July 12, 2024, or such other date as the parties may agree (the “Closing Date”).
Why did you send me this booklet?
Shares of Strategic Allocation Moderate Portfolio have been purchased or acquired by you or at your direction through your qualified pension or retirement plan (“Qualified Plans”) or, at your direction, by your insurance company (“Participating Insurance Company”) through its separate accounts (“Separate Accounts”) to serve as an investment option under your variable annuity and/or variable life contract (“Variable Contract”).
This booklet includes a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) and a Proxy Ballot for Strategic Allocation Moderate Portfolio. It provides you with information you should review before providing voting instructions on the matters listed in the Notice of Special Meeting.
The Separate Accounts and Qualified Plans or their trustees, as record owners of Strategic Allocation Moderate Portfolio shares are, in most cases, the “shareholders” of record of Strategic Allocation Moderate Portfolio; however, participants in Qualified Plans (“Plan Participants”) or holders of Variable Contracts (“Variable Contract Holders”) may be asked to instruct their Qualified Plan trustee or Separate Accounts, as applicable, as to how they would like the shares attributed to their Qualified Plan or Variable Contract to be voted. For clarity and ease of reading, references to “shareholder” or “you” throughout this Proxy Statement/Prospectus do not refer to the shareholder of record (e.g., the Separate Accounts or Qualified Plans) but rather refer to the persons who are being asked to provide voting instructions on the proposals, unless the context indicates otherwise. Similarly, for ease of reading, references to “voting” or “vote” do not refer to the technical vote but rather to the voting instructions provided by Variable Contract Holders or Plan Participants.
Because you are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Solution Balanced Portfolio, this Proxy Statement/Prospectus also serves as a prospectus for Solution Balanced Portfolio. Solution Balanced Portfolio is an open-end management investment company that seeks to provide capital growth through a diversified asset allocation strategy, as described more fully below.
Who is eligible to vote?
Shareholders of record holding an investment in shares of Strategic Allocation Moderate Portfolio as of the close of business on April 1, 2024 (the “Record Date”) are eligible to vote at the special meeting of shareholders (the “Special Meeting”) or any adjournments or postponements thereof.Should shareholders require additional information regarding the Special Meeting, they may contact Shareholder Services at 1-800-992-0180.
How do I vote?
You may submit your Proxy Ballot in one of four ways:
•
By Internet. The web address and instructions for voting can be found on the enclosed Proxy Ballot. You will be required to provide your control number located on the Proxy Ballot.
•
By Telephone. The toll-free number for telephone voting can be found on the enclosed Proxy Ballot. You will be required to provide your control number located on the Proxy Ballot.
•
By Mail. Mark the enclosed Proxy Ballot, sign and date it, and return it in the postage-paid envelope we provided. To the extent shares are held jointly, both joint owners must sign the Proxy Ballot.
•
At the Special Meeting Over the Internet. The Special Meeting will be held entirely online. Shareholders of record as of April 1, 2024, will be able to attend and participate in the Special Meeting by registering online at https://viewproxy.com/voya/broadridgevsm. Even if you plan to attend the Special Meeting online, we recommend that you also vote by proxy as described herein so that your vote will be counted if you decide not to attend the Special Meeting. Please see the “How do I attend the virtual Special Meeting?” section below for more details regarding the logistics of the virtual format of the Special Meeting.
To be certain your vote will be counted, a properly executed Proxy Ballot must be received no later than 5:00 p.m. (MST) on June 26, 2024.
How do I attend the virtual Special Meeting?
There is no physical location for the Special Meeting. In order to attend the virtual Special Meeting, please visit https://viewproxy.com/voya/broadridgevsm and follow the instructions as outlined on the website.

Shareholders whose shares are registered directly with Strategic Allocation Moderate Portfolio in the shareholder’s name will be asked to submit their name and control number found on the shareholder’s proxy card to register to participate in and vote at the Special Meeting. Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/record holder, who will then provide the shareholder with a newly issued control number. We note that obtaining a legal proxy may take several days. Requests for registration should be received no later than June 26, 2024. Once shareholders have obtained a new control number, they must visit https://www.viewproxy.com/voya/broadridgevsm/ to submit their name and newly issued control number in order to register to participate in and vote at the Special Meeting. After shareholders have submitted their registration information, they will receive an email from Broadridge that confirms that their registration request has been received and is under review by Broadridge. Once shareholders’ registration requests have been accepted, they will receive (i) an email containing an event link and dial-in information to attend the Special Meeting, and (ii) an email with a password to enter at the event link to access the Special Meeting. Shareholders may vote before or during the Special Meeting at www.proxyvote.com. Only shareholders of Strategic Allocation Moderate Portfolio present virtually or by proxy will be able to vote, or otherwise exercise the powers of a shareholder, at the Special Meeting.
The virtual meeting platform is fully supported across browsers (Internet Explorer, Firefox, Chrome, and Safari) and devices (desktops, laptops, tablets, and cell phones) running the most updated version of applicable software and plugins. Shareholders should ensure that they have a strong Wi-Fi connection wherever they intend to participate in the Special Meeting. Shareholders should also give themselves plenty of time to log in and ensure that they can hear audio prior to the start of the Special Meeting.
Access to the Audio Webcast of the Special Meeting. The live audio webcast of the meeting will begin promptly at 1:00 p.m. (MST) on June 27, 2024. Online access to the audio webcast will open approximately thirty minutes prior to the start of the meeting to allow time for you to log in and test the computer audio system. We encourage shareholders to access the meeting prior to the start time.
Log in Instructions. To attend the Special Meeting, Shareholders must register at https://viewproxy.com/voya/broadridgevsm. Shareholders will need the event password which will be provided in their registration confirmation.
Beneficial Owners. If you hold your shares through an intermediary, such as a bank or broker, you must register in advance to attend the Special Meeting. To register you must obtain a legal proxy and a new control number.
When will the Special Meeting be held?
The Special Meeting is scheduled to be held virtually online on June 27, 2024, at 1:00 p.m. (MST).

SUMMARY OF THE PROPOSED REORGANIZATION
You should read this entire Proxy Statement/Prospectus, and the Reorganization Agreement, which is included in Appendix A. For more information about Solution Balanced Portfolio, please consult Appendix B.
On January 10, 2024, the Board approved the Reorganization Agreement. Subject to shareholder approval, the Reorganization Agreement provides for:
•
the transfer of all of the assets of Strategic Allocation Moderate Portfolio to Solution Balanced Portfolio in exchange for shares of capital stock of Solution Balanced Portfolio and the assumption by Solution Balanced Portfolio of all the liabilities of Strategic Allocation Moderate Portfolio;
•
the distribution of shares of Solution Balanced Portfolio to the shareholders of Strategic Allocation Moderate Portfolio; and
•
the complete liquidation of Strategic Allocation Moderate Portfolio.
In considering whether to approve the Reorganization, you should note that:
•
While the Portfolios have slightly different investment objectives, they have substantially similar investment strategies and substantially similar risk profiles. Both Portfolios share the same Morningstar category.
•
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”) serves as the investment adviser to each Portfolio. Voya Investment Management Co. LLC (“Voya IM”) serves as the sub-adviser to each Portfolio.
•
Each Portfolio is distributed by Voya Investments Distributor, LLC (the “Distributor”).
•
The shareholders of Strategic Allocation Moderate Portfolio are expected to benefit from a suite of products better poised to achieve and maintain scale over the long term as shareholders of Solution Balanced Portfolio.
•
The Reorganization will not affect a shareholder’s right to purchase or redeem shares of the Portfolios. In addition, the Reorganization will not affect how shareholders purchase or sell their shares.
•
The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither Strategic Allocation Moderate Portfolio nor its shareholders, nor Solution Balanced Portfolio nor its shareholders are expected to recognize any gain or loss for U.S. federal income tax purposes from the Reorganization.
If shareholders of Strategic Allocation Moderate Portfolio approve the Reorganization, each owner of Class I and Class S shares of Strategic Allocation Moderate Portfolio would become a shareholder of the corresponding share class of Solution Balanced Portfolio. The Reorganization is expected to be effective on the Closing Date. Each shareholder of Strategic Allocation Moderate Portfolio will hold, immediately after the close of the Reorganization (the “Closing”), shares of Solution Balanced Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of Strategic Allocation Moderate Portfolio held by that shareholder as of the close of business on the Closing Date.

APPROVAL OF THE REORGANIZATION
What is the proposed Reorganization?
Shareholders of Strategic Allocation Moderate Portfolio are being asked to approve the Reorganization Agreement, providing for the reorganization of Strategic Allocation Moderate Portfolio with and into Solution Balanced Portfolio. If the Reorganization Agreement is approved, shareholders of Strategic Allocation Moderate Portfolio will become shareholders of Solution Balanced Portfolio as of the Closing.
Why is the Reorganization being proposed?
The Investment Adviser proposed the Reorganization of Strategic Allocation Moderate Portfolio into Solution Balanced Portfolio primarily to eliminate redundant active target-risk strategies, enhance operational efficiencies, and reduce the complexity of the Voya funds platform by streamlining its target-risk fund-of-funds suites. Consequently, at the January 10, 2024 meeting of the Board, the Investment Adviser proposed, and the Board approved, the Reorganization of Strategic Allocation Moderate Portfolio into Solution Balanced Portfolio. In support of its proposal, the Investment Adviser noted that, in its view, following the Reorganization, the shareholders of Strategic Allocation Moderate Portfolio would have the potential to benefit from a suite of products better poised to achieve and maintain scale over the long term.
How do the Investment Objectives compare?
Each Portfolio’s investment objective is described in the chart below.
	Strategic Allocation Moderate Portfolio	Solution Balanced Portfolio
Investment Objective	The Portfolio seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).	The Portfolio seeks to provide capital growth through a diversified asset allocation strategy.
Each Portfolio’s investment objective is non-fundamental and may be changed by a vote of the Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.
How do the Annual Portfolio Operating Expenses compare?
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios. Pro forma fees and expenses, which are the estimated fees and expenses of Solution Balanced Portfolio after giving effect to the Reorganization, assume the Reorganization occurred on December 31, 2023. The table does not reflect fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. If these fees or expenses were included in the table, the Portfolios’ expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		Strategic Allocation Moderate Portfolio	Solution Balanced Portfolio	Solution Balanced Portfolio Pro Forma
Class I
Management Fees	%	0.18	0.21	0.18
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None	None
Other Expenses	%	0.16	0.12	0.13
Acquired Fund Fees and Expenses		0.44[1]	0.48[1]	0.48[1]
Total Annual Portfolio Operating Expenses	%	0.78	0.81	0.79
Waivers and Reimbursements	%	(0.03)[2]	(0.01)[3]	(0.04)[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.75	0.80	0.75
Class S
Management Fees	%	0.18	0.21	0.18
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.25	0.25
Other Expenses	%	0.16	0.12	0.13
Acquired Fund Fees and Expenses		0.44[1]	0.48[1]	0.48[1]
Total Annual Portfolio Operating Expenses	%	1.03	1.06	1.04
Waivers and Reimbursements	%	(0.03)[2]	(0.01)[3]	(0.04)[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.00	1.05	1.00

1.
Total Annual Portfolio Operating Expenses shown may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
2.
The Investment Adviser is contractually obligated to limit expenses to 0.75% and 1.00% for Class I and Class S shares, respectively, through May 1, 2026. The limitation does not extend to interest, taxes, interest-related costs, leverage expenses, and extraordinary expenses. Termination or modification of this obligation requires approval by the Board.
3.
The Investment Adviser is contractually obligated to limit expenses to 0.80% and 1.05% for Class I and Class S shares, respectively, through May 1, 2026. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses and extraordinary expenses. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. Termination or modification of this obligation requires approval by the Board.
4.
The Investment Adviser would contractually be obligated to limit expenses to 0.75% and 1.00% for Class I and Class S shares, respectively, through May 1, 2026. The limitation would not extend to interest, taxes, investment-related costs, leverage expenses and extraordinary expenses. This limitation would be subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment would be limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. Termination or modification of this obligation would require approval by the Board.
Expense Example
This Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Strategic Allocation Moderate Portfolio				Solution Balanced Portfolio				Solution Balanced Portfolio Pro Forma
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I	$77	243	427	960	82	257	448	1,000	77	244	431	970
Class S	$102	322	563	1,254	107	335	583	1,292	102	323	566	1,264

Portfolio Turnover
Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, Strategic Allocation Moderate Portfolio's portfolio turnover rate was 25% of the average value of its portfolio, and Solution Balanced Portfolio's portfolio turnover rate was 37% of the average value of its portfolio.
How do the Principal Investment Strategies compare?
Each Portfolio’s principal investment strategies are described in more detail in the table below. Both Portfolios invest in a blend of active and passive underlying holdings, U.S. and non-U.S. equity and fixed-income investments and both utilize tactical asset allocation. Both Portfolios include a mix of Voya proprietary and non-Voya underlying holdings aimed at outperforming Morningstar peers and providing capital appreciation. The Portfolios are managed in identical fashion, but with a sightly different mix of underlying holdings.
	Strategic Allocation Moderate Portfolio	Solution Balanced Portfolio
Investment Strategies
Under normal market conditions, the sub-adviser (the
“Sub-Adviser”) invests the assets of the Portfolio primarily in a combination of other funds (collectively, the “Underlying
Funds”) that, in turn invest, in varying degrees, among several classes of equities, fixed-income instruments, emerging markets debt, and money market instruments. The Portfolio normally
invests at least 80% of its assets in Underlying Funds affiliated with the Investment Adviser, although the Sub-Adviser may
in its discretion invest up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the Investment
Adviser, including exchange-traded funds (“ETFs”).
The Portfolio invests in a combination of Underlying Funds
that reflects a target allocation of approximately 60% of its net assets in equity securities and 40% of its net assets in fixed-income instruments (the “Target Allocation”).
The Portfolio’s assets normally will be invested in accordance with its Target Allocation. As this is a Target Allocation, the actual allocations of the Portfolio’s assets may deviate from

The Portfolio invests primarily in a combination of underlying funds, which are actively managed funds or passively managed funds (index funds) (collectively, the “Underlying Funds”). The
Underlying Funds may or may not be affiliated with the
Investment Adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income
instruments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement. The Portfolio’s current approximate target investment allocation (expressed
as a percentage of its net assets) (the “Target Allocation”)
among the Underlying Funds is: 60% in equity securities and
40% in fixed-income instruments. Although this is the Target
Allocation, the actual allocation of the Portfolio’s assets may deviate from the percentages shown.
The Portfolio normally invests at least 80% of its assets in
Underlying Funds affiliated with the Investment Adviser, although the sub-adviser (the “Sub-Adviser”) may in its discretion invest up to 20% of the Portfolio’s assets in Underlying Funds that

Strategic Allocation Moderate Portfolio	Solution Balanced Portfolio

the percentages shown. The Target Allocation is measured
with reference to the principal investment strategies of the
Underlying Funds; actual exposure to these asset classes
will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its principal
investment strategies. The Portfolio may be rebalanced
periodically to return to the Target Allocation. The Portfolio’s
Target Allocation may be changed, at any time, in accordance with the Portfolio’s asset allocation process. The Portfolio may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors.
Generally, the deviations fall in the range of +/- 10% relative to the current Target Allocation. The Investment Adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of
particular opportunities.
The Underlying Funds provide exposure to a wide range of
traditional asset classes which includes stocks, bonds, and
cash; and non-traditional asset classes (also known as
alternative strategies) which includes real estate, commodities, and floating rate loans.
The equity securities in which the Underlying Funds may invest include, but are not limited to, the following: domestic and international large-, mid-, and small-capitalization stocks;
emerging market securities; and real estate-related securities, including real estate investment trusts (“REITs”).
The fixed-income instruments in which the Underlying Funds
may invest include, but are not limited to, the following: domestic and international fixed-income instruments including high-yield
(high-risk) securities commonly referred to as “junk bonds”
and fixed-income instruments without limitation on maturity.
The Sub-Adviser may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including Underlying
Funds organized in the future), Target Allocation, or other
investment policies without the approval of shareholders as
it determines necessary to pursue the Portfolio’s investment objective.
When investing in Underlying Funds, the Sub-Adviser takes
into account a wide variety of factors and considerations,
including among other things the investment strategy employed in the management of a potential Underlying Fund, and the
extent to which an Underlying Fund’s investment adviser
considers environmental, social, and governance (“ESG”) factors as part of its investment process. The manner in which an
Underlying Fund’s investment adviser uses ESG factors in
its investment process will be only one of many considerations in the Sub-Adviser’s evaluation of any potential Underlying
Fund, and the extent to which the consideration of ESG factors by an Underlying Fund’s investment adviser will affect the
Sub-Adviser’s decision to invest in an Underlying Fund, if at all, will depend on the analysis and judgment of the Sub-Adviser.
The current group of Underlying Funds in which the Portfolio may invest includes “index plus” funds. Generally these funds seek to outperform a designated index of equity securities
by investing in a portion of the securities included in the index.
Also, some Underlying Funds may use growth or value investing strategies.
The Portfolio may invest in derivative instruments including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps) to make tactical allocations, as a substitute for taking a position in the underlying asset, and to assist in managing cash.
The Investment Adviser will oversee the Target Allocation and the selection of Underlying Funds by the Sub-Adviser.

are not affiliated with the Investment Adviser, including
exchange-traded funds (“ETFs”).
The Target Allocation is measured with reference to the principal investment strategies of the Underlying Funds; actual exposure to equity securities and fixed-income instruments will vary
from the Target Allocation if an Underlying Fund is not
substantially invested in accordance with its principal investment strategy. The Portfolio may periodically deviate from the Target
Allocation based on an assessment of the current market
conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation.
The Sub-Adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take
advantage of particular opportunities.
The Underlying Funds provide exposure to a wide range of
traditional asset classes which include, but are not limited to: stocks, bonds, and cash and non-traditional asset classes
(also known as alternative strategies) which include, but are not limited to the following: real estate, commodities, and
floating rate loans.
Equity securities in which the Underlying Funds invest include, but are not limited to the following: domestic and international large-, mid-, and small-capitalization stocks (which may be
growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate-related
securities, including real estate investment trusts (“REITs”);
and natural resource/commodity securities.
Fixed-income instruments in which the Underlying Funds invest include, but are not limited to the following: domestic and
international long-, intermediate-, and short-term bonds;
high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and U.S. Treasury Inflation-Protected Securities.
When investing in Underlying Funds, the Sub-Adviser takes
into account a wide variety of factors and considerations,
including among other things the investment strategy employed in the management of a potential Underlying Fund, and the
extent to which an Underlying Fund’s investment adviser
considers environmental, social, and governance (“ESG”) factors as part of its investment process. The manner in which an
investment adviser uses ESG factors in its investment process will be only one of many considerations in the Sub-Adviser’s evaluation of any potential Underlying Fund, and the extent
to which the consideration of ESG factors by an investment
adviser will affect the Sub-Adviser’s decision to invest in an
Underlying Fund, if at all, will depend on the analysis and
judgment of the Sub-Adviser.
The Portfolio may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, to seek to minimize risk, and to assist in managing cash.
The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income instruments. There can be no assurance that this allocation will occur.
The Portfolio will be rebalanced periodically to return to the
Target Allocation. The Target Allocation may be changed at
any time by the Sub-Adviser.

How do the Principal Risks compare?
The following table summarizes and compares the principal risks of investing in the Portfolios. While the Portfolios have slightly different investment objectives, they have substantially similar investment strategies and substantially similar risk profiles. You could lose money on an investment in the Portfolios. The value of your investment in the Portfolios changes with the values of the Underlying Funds and their investments. The Portfolios are subject to the following principal risks (either directly or indirectly through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Portfolios’ or an Underlying Funds’ performance or cause a Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds. The Portfolios are exposed to most of the principal risks indirectly through investments by the Underlying Funds, and in some cases only through such investments. Unless stated otherwise, in the risk disclosures below, descriptions of investments or activities by “the Portfolio” and related risks refer to investments or activities by the Portfolios or by the Underlying Funds, as the case may be. Similarly, a reference to “the Investment Adviser” or to “the Sub-Adviser” is to the entity responsible for the investments in question, whether by the Portfolios or by the Underlying Funds. The principal risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. An investment in the Portfolios is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risks	Strategic Allocation Moderate Portfolio	Solution Balanced Portfolio
Affiliated Underlying Funds: The Sub-Adviser’s selection of
Underlying Funds presents conflicts of interest. The net
management fee revenue received or costs incurred by the
Sub-Adviser and its affiliates will vary depending on the
Underlying Funds it selects for the Portfolio, and the
Sub-Adviser will have an incentive to select the Underlying
Funds (whether or not affiliated with the Sub-Adviser) that will result in the greatest net management fee revenue or lowest
costs to the Sub-Adviser and its affiliates, even if that results in increased expenses and potentially less favorable
investment performance for the Portfolio. The Sub-Adviser may prefer to invest in an affiliated Underlying Fund over an
unaffiliated Underlying Fund because the investment may be
beneficial to the Sub-Adviser in managing the affiliated
Underlying Fund by helping the affiliated Underlying Fund
achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. For similar reasons, the Sub-Adviser may have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds, and the Sub-Adviser may implement Underlying Fund changes
in a manner intended to minimize the disruptive effects and
added costs of those changes to affiliated Underlying Funds.
Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds
incur lower fees or have achieved better historical investment performance than the comparable affiliated Underlying Funds.
	✔	✔
Asset Allocation: Investment performance depends on the
manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments
within those asset classes. There is a risk that the manager may allocate assets or investments to or within an asset class that underperforms compared to other asset classes or
investments. The Portfolio may underperform funds that
allocate their assets differently than the Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.
	✔	✔

Risks	Strategic Allocation Moderate Portfolio	Solution Balanced Portfolio
Bank Instruments: Bank instruments include certificates of
deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory, or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as
counterparties in transactions with the Portfolio. In the event of a bank insolvency or failure, the Portfolio may be considered a general creditor of the bank, and it might lose some or all of the funds deposited with the bank. Even where it is recognized that a bank might be in danger of insolvency or failure, the
Portfolio might not be able to withdraw or transfer its money from the bank in time to avoid any adverse effects of the
insolvency or failure.
✔
Cash/Cash Equivalents: Investments in cash or cash
equivalents may lower returns and result in potential lost
opportunities to participate in market appreciation which could negatively impact the Portfolio’s performance and ability to achieve its investment objective.
	✔	✔
China Investing Risks: The Chinese economy is generally
considered an emerging and volatile market. Although China
has experienced a relatively stable political environment in recent years, there is no guarantee that such stability will be maintained in the future. Significant portions of the Chinese securities markets may become rapidly illiquid because
Chinese issuers have the ability to suspend the trading of their equity securities under certain circumstances, and have shown a willingness to exercise that option in response to market
volatility, epidemics, pandemics, adverse economic, market or political events, and other events. Political, regulatory and diplomatic events, such as the U.S.-China “trade war” that
intensified in 2018, could have an adverse effect on the
Chinese or Hong Kong economies and on related investments.
In addition, U.S. or foreign government restrictions on
investments in Chinese companies or other intervention could negatively affect the implementation of the Portfolio's
investment strategies, such as by precluding the Portfolio from making certain investments or causing the Portfolio to sell
investments at disadvantageous times.
Investing through Stock Connect: Shares in mainland
China-based companies that trade on Chinese stock
exchanges such as the Shanghai Stock Exchange and the
Shenzhen Stock Exchange (“China A-Shares”) may be
purchased directly or indirectly through the Shanghai-Hong
Kong Stock Connect (“Stock Connect”), a mutual market
access program designed to, among other things, enable
foreign investment in the People’s Republic of China (“PRC”)
via brokers in Hong Kong. There are significant risks inherent in investing in China A-Shares through Stock Connect. The
underdeveloped state of PRC’s investment and banking
systems subjects the settlement, clearing, and registration of
China A-Shares transactions to heightened risks. Stock
Connect can only operate when both PRC and Hong Kong
markets are open for trading and when banking services are
available in both markets on the corresponding settlement
days. As such, if either or both markets are closed on a U.S.
trading day, the Portfolio may not be able to dispose of its
China A-Shares in a timely manner, which could adversely
affect the Portfolio’s performance.
	✔	✔
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Portfolio’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity-related investments, which may make it difficult for the Portfolio to sell them at a desirable price or time.
	✔	✔

Risks	Strategic Allocation Moderate Portfolio	Solution Balanced Portfolio
Company: The price of a company’s stock could decline or
underperform for many reasons, including, among others, poor management, financial problems, reduced demand for the
company’s goods or services, regulatory fines and judgments, or business challenges. If a company is unable to meet its
financial obligations, declares bankruptcy, or becomes
insolvent, its stock could become worthless.
	✔	✔
Credit: The Portfolio could lose money if the issuer or guarantor of a debt instrument in which the Portfolio invests, or the
counterparty to a derivative contract the Portfolio entered into, is unable or unwilling, or is perceived (whether by market
participants, rating agencies, pricing services, or otherwise) as unable or unwilling, to meet its financial obligations.
	✔	✔
Credit Default Swaps: The Portfolio may enter into credit
default swaps, either as a buyer or a seller of the swap. A
buyer of a credit default swap is generally obligated to pay the seller an upfront or a periodic stream of payments over the
term of the contract until a credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face
amount of deliverable obligations of the reference entity
described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. As a seller of a credit default swap, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment
exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit,
valuation, liquidity, and leveraging risks and the risk that the swap may not correlate with its reference obligation as
expected. Certain standardized credit default swaps are
subject to mandatory central clearing. Central clearing is
expected to reduce counterparty credit risk and increase
liquidity; however, there is no assurance that it will achieve that result, and, in the meantime, central clearing and related requirements expose the Portfolio to new kinds of costs and
risks. In addition, credit default swaps expose the Portfolio to the risk of improper valuation.
	✔	✔
Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.
	✔	✔
Deflation: Deflation occurs when prices throughout the
economy decline over time—the opposite of inflation. Unless
repayment of the original bond principal upon maturity (as
adjusted for inflation) is guaranteed, when there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
✔

Risks	Strategic Allocation Moderate Portfolio	Solution Balanced Portfolio
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, reference rate, or index credit risk with respect to the counterparty, risk of loss due to
changes in market interest rates, liquidity risk, valuation risk, and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the
Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the
Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the asset, reference rate, or index being hedged. When used as an alternative or substitute for
direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment.
	✔	✔
Environmental, Social, and Governance (Funds-of-Funds): The
Sub-Adviser’s consideration of ESG factors in selecting
Underlying Funds for investment by the Portfolio is based on information that is not standardized, some of which can be
qualitative and subjective by nature. There is no minimum
percentage of the Portfolio’s assets that will be allocated to
Underlying Funds on the basis of ESG factors, and the
Sub-Adviser may choose to select Underlying Funds on the
basis of factors or considerations other than ESG factors. It is possible that the Portfolio will have less exposure to
ESG-focused strategies than other comparable mutual funds.
There can be no assurance that an Underlying Fund selected
by the Sub-Adviser, which includes its consideration of ESG
factors, will provide more favorable investment performance
than another potential Underlying Fund, and such an Underlying
Fund may, in fact, underperform other potential Underlying
Funds.
	✔	✔
Floating Rate Loans: In the event a borrower fails to pay
scheduled interest or principal payments on a floating rate loan
(which can include certain bank loans), the Portfolio will
experience a reduction in its income and a decline in the
market value of such floating rate loan. If a floating rate loan is held by the Portfolio through another financial institution, or the Portfolio relies upon another financial institution to
administer the loan, the receipt of scheduled interest or
principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the
Securities Act of 1933, as amended, and the Securities
Exchange Act of 1934, as amended, because loans may not
be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the borrower’s
obligations under the loan, and such collateral may be difficult to liquidate. No active trading market may exist for many
floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Portfolio may not receive the proceeds from a
sale of a floating rate loan for a significant period of time.
Delay in the receipts of settlement proceeds may impair the
ability of the Portfolio to meet its redemption obligations, and may limit the ability of the Portfolio to repay debt, pay
dividends, or to take advantage of new investment
opportunities.
	✔	✔

Risks	Strategic Allocation Moderate Portfolio	Solution Balanced Portfolio
Foreign (Non-U.S.) Investments/Developing and Emerging
Markets: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S.
companies due, in part, to: smaller markets; differing
reporting, accounting, auditing, and financial reporting
standards and practices; nationalization, expropriation, or
confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions (or threat of new or modified sanctions) or other measures by the U.S. or
other governments and supranational organizations. Markets
and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market,
country, or region may adversely impact investments or issuers in another market, country, or region. Foreign (non-U.S.)
investment risks may be greater in developing and emerging
markets than in developed markets.
	✔	✔
Growth Investing: Prices of growth-oriented stocks are more
sensitive to investor perceptions of the issuer’s growth
potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There
is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly.
Growth-oriented stocks tend to be more volatile than
value-oriented stocks, and may underperform the market as a
whole over any given time period.
	✔	✔
High-Yield Securities: Lower-quality securities (including
securities that are or have fallen below investment grade and are classified as “junk bonds” or “high-yield securities”) have greater credit risk and liquidity risk than higher-quality
(investment grade) securities, and their issuers’ long-term
ability to make payments is considered speculative. Prices of lower-quality bonds or other debt instruments are also more
volatile, are more sensitive to negative news about the
economy or the issuer, and have greater liquidity risk and price volatility.
	✔	✔

Risks	Strategic Allocation Moderate Portfolio	Solution Balanced Portfolio
Index Strategy (Funds-of-Funds): An Underlying Fund (or a
portion of the Underlying Fund) that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an
index may underperform the overall market (each, an
“Underlying Index Fund”). To the extent an Underlying Index
Fund’s investments track its target index, such Underlying
Index Fund may underperform other funds that invest more
broadly. Errors in index data, index computations or the
construction of the index in accordance with its methodology may occur from time to time and may not be identified and
corrected by the index provider for a period of time or at all, which may have an adverse impact on the Portfolio. The
correlation between an Underlying Index Fund’s performance
and index performance may be affected by the timing of
purchases and redemptions of the Underlying Index Fund’s
shares. The correlation between an Underlying Index Fund’s
performance and index performance will be reduced by the
Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index
Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index
Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying
Index Funds benchmarked to the same index, the manager
may not select the Underlying Index Fund with the lowest
expenses. In particular, when deciding between Underlying
Index Funds benchmarked to the same index, the manager will
generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio
invests in an affiliated Underlying Index Fund with higher
expenses, the Portfolio’s performance will be lower than if the
Portfolio had invested in an Underlying Index Fund with
comparable performance but lower expenses (although any
expense limitation arrangements in place at the time might
have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated
Underlying Index Fund, including an ETF, over an affiliated
Underlying Index Fund benchmarked to the same index when
the manager believes making an investment in the affiliated
Underlying Index Fund would be disadvantageous to the
affiliated Underlying Index Fund, such as when the Portfolio is investing on a short-term basis.
	✔	✔
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these
bonds (calculated with respect to a smaller principal amount)
will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the
original principal.
✔
Interest in Loans: The value and the income streams of
interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
✔

Risks	Strategic Allocation Moderate Portfolio	Solution Balanced Portfolio
Interest Rate: A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments;
conversely, values generally rise as market interest rates fall.
Interest rate risk is generally greater for debt instruments than floating rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a fixed-income instrument to a change in interest rate. As of the date of this Proxy
Statement/Prospectus, the U.S. has recently experienced a
rising market interest rate environment, which may increase
the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and
related markets to heightened volatility. To the extent that the
Portfolio invests in debt instruments, an increase in market interest rates may lead to increased redemptions and
increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase
costs. Increased redemptions may cause the Portfolio to
liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in
fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future
changes in government policy may affect interest rates.
Negative or very low interest rates could magnify the risks
associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose fixed-income and related markets to heightened volatility. Changes to
monetary policy by the U.S. Federal Reserve Board or other
regulatory actions could expose fixed-income and related
markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact the Portfolio’s operations and return potential.
	✔	✔

Risks	Strategic Allocation Moderate Portfolio	Solution Balanced Portfolio
LIBOR Transition and Reference Benchmarks: The London
Interbank Offered Rate (“LIBOR”) was the offered rate for
short-term Eurodollar deposits between major international
banks. The terms of investments, financings or other
transactions (including certain derivatives transactions) to which the Portfolio may be a party have historically been tied to LIBOR. In connection with the global transition away from
LIBOR led by regulators and market participants, LIBOR was
last published on a representative basis at the end of June
2023. Alternative reference rates to LIBOR have been
established in most major currencies and markets in these
new rates are continuing to develop. The transition away from
LIBOR to the use of replacement rates has gone relatively
smoothly but the full impact of the transition on the Portfolio or the financial instruments in which the Portfolio invests cannot yet be fully determined.
In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of
ongoing national and international regulatory reform, including under the European Union regulation on indices used as
benchmarks in financial instruments and financial contracts
(known as the “Benchmarks Regulation”). The Benchmarks
Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended),
subject to amendments made by the Benchmarks (Amendment
and Transitional Provision) (EU Exit) Regulations 2019 (SI
2019/657) and other statutory instruments. Following the
implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the
future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised
entities may be restricted, and certain benchmarks may be
eliminated entirely. Such changes could cause increased
market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.
	✔	✔
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager
might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the prices at which it sells illiquid securities will be less than the prices at which they were valued when held by the Portfolio, which could cause the Portfolio to lose money. The prices of illiquid
securities may be more volatile than more liquid securities, and the risks associated with illiquid securities may be greater in times of financial stress.
	✔	✔
Market: The market values of securities will fluctuate,
sometimes sharply and unpredictably, based on overall
economic conditions, governmental actions or intervention,
market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity
securities tend to rise and fall more dramatically than those of debt instruments. Additionally, legislative, regulatory, or tax policies or developments may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
	✔	✔

Risks	Strategic Allocation Moderate Portfolio	Solution Balanced Portfolio
Market Capitalization: Stocks fall into three broad market
capitalization categories: large, mid, and small. Investing
primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with
investors. If valuations of large-capitalization companies
appear to be greatly out of proportion to the valuations of mid-
or small-capitalization companies, investors may migrate to the stocks of mid- and small-capitalization companies causing a
fund that invests in these companies to increase in value more rapidly than a fund that invests in large-capitalization
companies. Investing in mid- and small-capitalization
companies may be subject to special risks associated with
narrower product lines, more limited financial resources,
smaller management groups, more limited publicly available
information, and a more limited trading market for their stocks as compared with large-capitalization companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
	✔	✔
Market Disruption and Geopolitical: The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to
the increasing interdependence among global economies and
markets, conditions in one country, market, or region might
adversely impact markets, issuers and/or foreign exchange
rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other
geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or
long-term effects on U.S., and global economies and markets, generally. For example, the COVID-19 pandemic has resulted,
and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global
financial markets, higher default rates, supply chain
disruptions, and a substantial economic downturn in
economies throughout the world. The economic impacts of
COVID-19 have created a unique challenge for real estate
markets. Many businesses have either partially or fully
transitioned to a remote-working environment and this
transition may negatively impact the occupancy rates of
commercial real estate over time. Natural and environmental
disasters and systemic market dislocations are also highly
disruptive to economies and markets. In addition, military
action by Russia in Ukraine has, and may continue to,
adversely affect global energy and financial markets and
therefore could affect the value of the Portfolio’s investments, including beyond the Portfolio’s direct exposure to Russian
issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market
disruptions are impossible to predict and could be substantial.
A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions
taken by regulators to limit the effect of those financial
difficulties and failures on other banks or other financial
institutions or on the U.S. or foreign (non-U.S.) economies
generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign
(non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic
economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the
Portfolio’s investments. Any of these occurrences could
disrupt the operations of the Portfolio and of the Portfolio’s service providers.
	✔	✔

Risks	Strategic Allocation Moderate Portfolio	Solution Balanced Portfolio
Natural Resources/Commodity Securities: The operations and
financial performance of companies in natural resources
industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
✔
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a fixed-income instrument will pay back the principal earlier than expected. This risk is heightened in a falling market interest rate environment. Prepayment may expose the Portfolio to a lower rate of return upon
reinvestment of principal. Also, if a fixed-income instrument subject to prepayment has been purchased at a premium, the
value of the premium would be lost in the event of prepayment.
Extension risk is the risk that the issuer of a fixed-income instrument will pay back the principal later than expected. This risk is heightened in a rising market interest rate environment.
This may negatively affect performance, as the value of the
fixed-income instrument decreases when principal payments
are made later than expected. Additionally, the Portfolio may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
	✔	✔
Real Estate Companies and Real Estate Investment Trusts:
Investing in real estate companies and REITs may subject the
Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or
condemnation, changes in local and general economic
conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes,
overbuilding, high foreclosure rates, and operating expenses in addition to terrorist attacks, wars, or other acts that destroy real property. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for favorable tax treatment or regulatory exemptions. Investments in REITs are affected by the management skill of the REIT’s
sponsor. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each
REIT in which it invests.
	✔	✔
Underlying Funds: Because the Portfolio invests primarily in
Underlying Funds, the investment performance of the Portfolio is directly related to the investment performance of the
Underlying Funds in which it invests. When the Portfolio invests in an Underlying Fund, it is exposed indirectly to the risks of a direct investment in the Underlying Fund. If the Portfolio
invests a significant portion of its assets in a single Underlying
Fund, it may be more susceptible to risks associated with that
Underlying Fund and its investments than if it invested in a broader range of Underlying Funds. It is possible that more
than one Underlying Fund will hold securities of the same
issuers, thereby increasing the Portfolio’s indirect exposure to those issuers. It also is possible that one Underlying Fund may be selling a particular security when another is buying it,
producing little or no change in exposure but generating
transaction costs and/or resulting in realization of gains with no economic benefit. There can be no assurance that the
investment objective of any Underlying Fund will be achieved. In addition, the Portfolio’s shareholders will indirectly bear their proportionate share of the Underlying Funds’ fees and
expenses, in addition to the fees and expenses of the Portfolio itself.
	✔	✔

Risks	Strategic Allocation Moderate Portfolio	Solution Balanced Portfolio
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more
closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic
conditions, such as changes in market interest rates,
corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the
securities the Portfolio holds may not reach their full values.
Risks associated with value investing include that a security that is perceived by the manager to be undervalued may
actually be appropriately priced and, thus, may not appreciate and provide anticipated capital growth. The market may not
favor value-oriented securities and may not favor equities at all. During those periods, the Portfolio’s relative performance may suffer. There is a risk that funds that invest in
value-oriented securities may underperform other funds that
invest more broadly.
	✔	✔
How do the Fundamental Policies compare?
The following chart compares the fundamental policies of Strategic Allocation Moderate Portfolio and Solution Balanced Portfolio.

Strategic Allocation Moderate Portfolio	Solution Balanced Portfolio
Diversification:
The Portfolio may not purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S.
government, its agencies, and instrumentalities, or investments in securities of other registered management investment companies.

Diversification:
The Portfolio may not with respect to 75% of the Portfolio’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if as a result: (a) more than 5% of the Portfolio’s total assets would be invested in the securities of that issuer; or (b) the
Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

Concentration:
The Portfolio may not purchase any securities which would cause
25% or more of the value of its total assets at the time of
purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or tax exempt securities issued by any of their agencies, instrumentalities, or political subdivisions; and (ii)
notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more registered management investment companies to the extent
permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio.

Concentration:
The Portfolio may not “concentrate” its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified or otherwise permitted by any regulatory authority having jurisdiction from time to time. This limitation will not apply to the
Portfolio’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or
instrumentalities; or (iii) repurchase agreements (collateralized by securities issued by the U.S. government, its agencies, or
instrumentalities).

Making Loans:
The Portfolio may not make loans, except to the extent permitted under the 1940 Act, including the rules, regulations,
interpretations thereunder, and any exemptive relief obtained by the Portfolio.

Making Loans:
The Portfolio may not make loans, except to the extent permitted under the 1940 Act, including the rules, regulations,
interpretations and any orders obtained thereunder. For the
purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans.

Strategic Allocation Moderate Portfolio	Solution Balanced Portfolio
Issuing Senior Securities:
The Portfolio may not issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio.

Issuing Senior Securities:
The Portfolio may not issue any senior security (as defined in the
1940 Act), except that: (i) the Portfolio may enter into
commitments to purchase securities in accordance with the
Portfolio’s investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) the
Portfolio may engage in transactions that may result in the
issuance of a senior security to the extent permitted under the
1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) the Portfolio may engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iv) the purchase of sale of futures contracts and related options shall not be considered to involve the issuance of senior securities.

Purchasing or Selling Real Estate:
The Portfolio may not purchase or sell real estate, except that the
Portfolio may: (i) acquire or lease office space for its own use; (ii)
invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or
(iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.

Purchasing or Selling Real Estate:
The Portfolio may not purchase or sell real estate, except that the
Portfolio may: (i) acquire or lease office space for its own use; (ii)
invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or
(iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.

Purchasing or Selling Commodities:
The Portfolio may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from
purchasing or selling options and futures contracts or from
investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

Purchasing or Selling Commodities:
The Portfolio may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from
purchasing or selling options and futures contracts or from
investing in securities or other instruments backed by physical commodities).

Borrowing:
The Portfolio may not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations,
interpretations thereunder, and any exemptive relief obtained by the Portfolio.
Borrowing: The Portfolio may not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder.
Underwriting Securities:
The Portfolio may not underwrite any issue of securities within the meaning of the under the Securities Act of 1933, as amended (the
“1933 Act”) except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered
management investment companies.

Underwriting Securities:
The Portfolio may not act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Portfolio for its portfolio, the Portfolio may be deemed to be an underwriter under applicable law.

Other: In implementing its fundamental objectives and policies, the Portfolio will look through to the investments of the Underlying Funds.	No corresponding fundamental policy
How do the purchase and redemption policies of the Portfolios compare?
The Portfolios have the same policies for buying and selling shares. The Portfolios’ shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, other investment companies (as permitted by the 1940 Act), and other investors as permitted by the diversification and other requirements of section 817(h) of the Code and the underlying U.S. Treasury Regulations.

The Portfolios may not be available as an investment option in your Variable Contract, through your Qualified Plan, or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to a Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on each Portfolio's behalf.
How does Voya Strategic Allocation Moderate Portfolio’s performance compare to Voya Solution Balanced Portfolio?
The following information is intended to help you understand the risks of investing in the Portfolios. The following bar charts show the changes in the Portfolios’ performance from year to year, and the table compares each Portfolio’s performance to the performance of a broad-based securities market index/indices with investment characteristics similar to those of the Portfolios for the same period. The Portfolios’ performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar charts show the performance of the Portfolios’ Class S shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses. Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolios’ performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolios’ past performance is no guarantee of future results.
Voya Strategic Allocation Moderate Portfolio
Calendar Year Total Returns Class S
(as of December 31 of each year)

Best quarter: 2nd 2020, 14.38% and Worst quarter: 1st 2020, -16.18%

Average Annual Total Returns % (for the periods ended December 31, 2023)

		1 Year	5 Years	10 Years	Since Inception	Inception Date

Class I	%	16.11	7.78	5.87	N/A	07/05/95
Russell 3000® Index[1]	%	25.96	15.16	11.48	N/A
Class S	%	15.78	7.51	5.61	N/A	06/07/05
Russell 3000® Index[1]	%	25.96	15.16	11.48	N/A
1
The Index returns do not reflect deductions for fees, expenses, or taxes.
Voya Solution Balanced Portfolio
Calendar Year Total Returns Class S
(as of December 31 of each year)

Best quarter: 2nd 2020, 14.53% and Worst quarter: 1st 2020, -16.31%

Average Annual Total Returns % (for the periods ended December 31, 2023)

		1 Year	5 Years	10 Years	Since Inception	Inception Date

Class I	%	16.25	8.21	6.12	N/A	07/02/07
S&P Target Risk® Growth Index[1]	%	15.38	7.73	5.96	N/A
Class S	%	16.07	7.94	5.85	N/A	07/02/07
S&P Target Risk® Growth Index[1]	%	15.38	7.73	5.96	N/A
1
The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
How does the management of the Portfolios compare?
The following table describes the management of the Portfolios.
	Strategic Allocation Moderate Portfolio	Solution Balanced Portfolio
Investment Adviser	Voya Investments, LLC	Same
Management Fee (as a percentage of average daily net assets)	Direct Investments[1] 0.70% Underlying Funds[2] 0.18% Other Investments[3] 0.40%	Direct Investments[1] 0.400% Underlying Funds[2,4] 0.200%
Sub-Adviser	Voya Investment Management Co. LLC	Same
Sub-Advisory Fee (as a percentage of average daily net assets)	Direct Investments[1] 0.27% Underlying Funds[2] 0.02% Other Investments[3] 0.14%	Direct Investments[1] 0.13500% Underlying Funds[2] 0.04500%
Portfolio Managers	Barbara Reinhard, CFA (since 05/18)	Lanyon Blair, CFA, CAIA (since 05/23) Barbara Reinhard, CFA (since 09/19)
Distributor	Voya Investments Distributor, LLC	Same
1
“Direct Investments” shall mean assets which are not Underlying Funds.
2
“Underlying Funds” shall mean open-end investment companies registered under the 1940 Act within the Voya family of funds. The phrase “family of funds” shall have the same meaning as “fund complex” as defined in Item 17 of Form N-1A, as it was in effect on November 18, 2014, May 1, 2015, and May 1, 2017, respectively, including, for clarity, exchange-traded funds advised or sub-advised by Voya Investments, LLC or an affiliate.
3
“Other Investments” shall mean assets which are not Direct Investments or Underlying Funds.
4
Effective upon closing of the Reorganization, the management fee will be 0.400% of the Portfolio’s average daily net assets invested in Direct Investments and 0.180% of the Portfolio’s average daily net assets invested in Underlying Funds.
Investment Adviser
Voya Investments, an Arizona limited liability company, is registered with the SEC as an investment adviser. Voya Investments serves as the investment adviser to, and has overall responsibility for the management of the Portfolios. Voya Investments oversees all investment advisory and portfolio management services and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including, but not limited to, the following: custodial, transfer agency, dividend disbursing, accounting, auditing, compliance, and related services.
Voya Investments began business as an investment adviser in 1994 and currently serves as investment adviser to certain registered investment companies, consisting of open- and closed-end registered investment companies and collateralized loan obligations. Voya Investments is an indirect subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries.
Voya Investments' principal business address is 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of December 31, 2023, Voya Investments managed approximately $78.9 billion in assets.

Voya IM
Voya IM, a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM has acted as an investment adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM is an indirect subsidiary of Voya Financial, Inc. and is an affiliate of the Investment Adviser. Voya IM's principal business address is 230 Park Avenue, New York, New York 10169. As of December 31, 2023, Voya IM managed approximately $322 billion in assets.
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolios, as designated in the table above.
Lanyon Blair, CFA, CAIA, Portfolio Manager, joined Voya IM in 2015 and is Head of Manager Research and Selection for Multi-Asset Strategies and Solutions (“MASS”). He is responsible for manager research and selection activities across all asset classes for the MASS group’s multi-manager products. Prior to joining Voya IM, Mr. Blair was an analyst at Wells Fargo, focusing on research and due diligence of equity, real estate, and multi-asset managers. Prior to that, he was an analyst with Fidelity Investments, covering equity and real estate managers. Mr. Blair began his career as a consultant with FactSet Research Systems where he worked closely with equity, fixed income, and real estate research teams.
Barbara Reinhard, CFA, Portfolio Manager, joined Voya IM in 2016 and is the head of asset allocation for Multi-Asset Strategies and Solutions (“MASS”). She is responsible for strategic and tactical asset allocation decisions for the MASS team’s multi-asset strategies. Prior to joining Voya IM, Ms. Reinhard was the chief investment officer for Credit Suisse Private Bank in the Americas (2011-2016) where she managed discretionary multi-asset portfolios, was a member of the global asset allocation committee, and the pension investment committee. Prior to that, she spent 20 years at Morgan Stanley.
Solution Balanced Portfolio's and Strategic Allocation Moderate Portfolio’s statement of additional information, as applicable, provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and the securities each portfolio manager owns in Solution Balanced Portfolio and Strategic Allocation Moderate Portfolio, as applicable.
The Distributor
The Distributor, a Delaware limited liability company, is the principal underwriter and distributor of the Portfolios. The Distributor is an indirect subsidiary of Voya Financial, Inc. and is an affiliate of the Investment Adviser. The Distributor’s principal business address is 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.
The Distributor is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.
What are the key differences in the rights of shareholders of Strategic Allocation Moderate Portfolio and Solution Balanced Portfolio?
Strategic Allocation Moderate Portfolio is organized as a series of Voya Strategic Allocation Portfolios, Inc. (“Strategic Allocation Portfolios, Inc.”), a Maryland corporation. Solution Balanced Portfolio is organized as a series of Voya Partners, Inc. (“Partners, Inc.”), a Maryland Corporation. Both Portfolios are governed by a board of Directors consisting of the same 6 members. For more information on the history of Strategic Allocation Portfolios, Inc. or Partners, Inc., see each Portfolio’s Statement of Additional Information dated May 1, 2023, which is incorporated by reference into this Proxy Statement/Prospectus.
The key differences are described in the table below.
Strategic Allocation Moderate Portfolio	Solution Balanced Portfolio
Special Meetings of Shareholders:
Special Meetings of shareholders may be called by the President or by the Board; or shall be called by the President, Secretary or any
Director at the request in writing of holders of not less than 10% of the outstanding voting shares of the capital stock of the Corporation.

Special Meetings of Shareholders:
Special Meetings of shareholders may be called by the President or by the Board; and shall be called by the President, Secretary or any
Director at the request in writing of holders of the outstanding voting shares of capital stock of the corporation entitled to cast not less than 50% of the votes entitled to be cast at such meeting.

Additional Information about the Portfolios
Dividends and Other Distributions
Each Portfolio generally distributes most or all of its net earnings in the form of dividends, consisting of net investment income and capital gains distributions. Each Portfolio distributes capital gains, if any, annually. Each Portfolio also declares dividends and pays dividends consisting of net investment income, if any, annually. All dividends and capital gains distributions will be automatically reinvested in additional shares of a Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time a portion of a Portfolio’s distribution may constitute a return of capital. To comply with U.S. federal tax regulations, each Portfolio may also pay an additional capital gains distribution.
Purchase and Sale of Portfolio Shares
Shares of each Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to each Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on a Portfolio’s behalf.
Tax Information
Distributions made by each Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for U.S. federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the U.S. federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in a Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its Investment Adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make a Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.
Capitalization
The following table shows on an unaudited basis the capitalization of each of the Portfolios as of March 12, 2024, and on a pro forma combined basis as of March 12, 2024, giving effect to the Reorganization.
		Strategic Allocation Moderate Portfolio(1)	Solution Balanced Portfolio(1)	Pro Forma Adjustments	Solution Balanced Portfolio Pro Forma(1)
Class ADV
Net Assets	$	N/A	9,126,142	-	9,126,142
Shares Outstanding		N/A	1,054,865	-	1,054,865
Net Asset Value Per Share	$	N/A	8.65	-	8.65
Class I
Net Assets		$127,302,205	4,994,953	(32,679)(A)	132,264,479
Shares Outstanding		9,928,917	545,799	3,980,321(B)	14,455,037
Net Asset Value Per Share		$12.82	9.15	-	9.15
Class R6
Net Assets	$	N/A	22,763,630	-	22,763,630
Shares Outstanding		N/A	2,486,238	-	2,486,238
Net Asset Value Per Share	$	N/A	9.16	-	9.16
Class S
Net Assets		$1,251,101	14,646,818	(321)(A)	15,897,598
Shares Outstanding		98,239	1,662,049	43,734(B)	1,804,022
Net Asset Value Per Share		$12.74	8.81	-	8.81
Class S2
Net Assets	$	N/A	1,142,288	-	1,142,288
Shares Outstanding		N/A	129,993	-	129,933
Net Asset Value Per Share	$	N/A	8.79	-	8.79
(1) The total net assets of Strategic Allocation Moderate Portfolio and Solution Balanced Portfolio as of March 12, 2024, were equal to $128,553,306 and $52,673,831, respectively. The total combined assets of the Portfolios as of March 12, 2024 was equal to $181,227,137.
(A) Reflects pro forma adjustments as of March 12, 2024 in the amount of $33,000 for estimated one-time merger and consolidation expenses.
(B) Reflects pro forma adjustments as of March 12, 2024 for new shares issued, net of retired shares of Voya Strategic Allocation Moderate Portfolio. (Calculation: Net Assets ÷ NAV per share).
Additional Information about the Reorganization
The Reorganization Agreement
The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below. Shareholders are encouraged to review a form of the Reorganization Agreement, which is attached to this Proxy Statement/Prospectus as Appendix A. This summary is qualified in its entirety by reference to the Reorganization Agreement.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Strategic Allocation Moderate Portfolio in exchange for shares of capital stock of Solution Balanced Portfolio and the assumption by Solution Balanced Portfolio of all of Strategic Allocation Moderate Portfolio’s liabilities; and (ii) the distribution of shares of Solution Balanced Portfolio to shareholders of Strategic Allocation Moderate Portfolio, as provided for in the Reorganization Agreement in complete liquidation of Strategic Allocation Moderate Portfolio.
Each shareholder of Class I and Class S shares of Strategic Allocation Moderate Portfolio will hold, immediately after the Closing, the corresponding share class of Solution Balanced Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of Strategic Allocation Moderate Portfolio held by that shareholder as of the close of business on the Closing Date.
The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval by the shareholders of Strategic Allocation Moderate Portfolio and that each Portfolio receives an opinion from the law firm of Ropes & Gray LLP to the effect that the Reorganization will qualify as a tax-free reorganization for U.S. federal income tax purposes. A copy of this opinion will be filed with the SEC shortly after the Closing. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or by one party on certain other grounds. Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.
Expenses of the Reorganization
The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, expenses of holding the Special Meeting, and explicit portfolio transition costs (i.e., brokerage commissions). The explicit expenses of the Reorganization: (i) are estimated to be $114,900; (ii) are anticipated to be shared by the Investment Adviser (or an affiliate), paying approximately $81,900, and Strategic Allocation Moderate Portfolio, paying approximately $33,000; and (iii) do not include the transition costs described in “Portfolio Transitioning” below (other than the identified explicit portfolio transition costs) or any internal administrative expenses incurred and payable by the Investment Adviser (or an affiliate) in notifying Plan Participants and Variable Contract Holders. The Investment Adviser will assume all costs related to the Reorganization if the Reorganization is not consummated.
Portfolio Transitioning
If the Reorganization is approved by shareholders, approximately 26% of Strategic Allocation Moderate Portfolio’s assets are expected to be repositioned due to portfolio manager decisions in an effort to align its portfolio holdings with those of Solution Balanced Portfolio during the two weeks prior to the closing of the Reorganization.
Costs of portfolio transitions are measured using implementation shortfall, which measures the change between the market value of a portfolio at the close of the market the day before any trading related to the portfolio transition occurs and the actual price at which the trades are executed during the portfolio transition. Implementation shortfall includes both explicit and implicit transition costs. The explicit costs include brokerage commissions, fees, and taxes. The explicit transition costs are estimated to be $1,700 and are part of the Reorganization expenses described in “Expenses of the Reorganization” above. All the other costs of transitioning the Portfolios are considered implicit costs. These include spread costs, market impact costs, and opportunity costs. Quantifying implicit costs is difficult and involves some degree of subjective determinations. These implicit costs will be borne by the Portfolios.
If shareholders approve the Reorganization, from the close of business on June 28, 2024 through the close of business on July 12, 2024, Strategic Allocation Moderate Portfolio is expected to be in a “transition period.” During the transition period, Strategic Allocation Moderate Portfolio might not be pursuing its investment objective and strategies. After the Closing, Voya IM, as the sub-adviser to Solution Balanced Portfolio, may also sell portfolio holdings that it acquired from Strategic Allocation Moderate Portfolio, and Solution Balanced Portfolio may not be immediately fully invested in accordance with its stated investment strategies. In addition, each Portfolio may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions. Such sales and purchases by the Portfolios during the transition period may be made at a disadvantageous time and could result in potential losses to the Portfolios.
Tax Considerations
The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither Strategic Allocation Moderate Portfolio nor the Separate Accounts and Qualified Plans as its shareholders, nor Solution Balanced Portfolio nor the Separate Accounts and Qualified Plans as its shareholders, are expected to recognize any gain or loss for U.S. federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the closing of the Reorganization, the Portfolios will receive an opinion from tax counsel to the effect that, on the basis of existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, and subject to certain qualifications, the Reorganization will qualify as a tax-free reorganization for U.S. federal income tax purposes.

Prior to the Closing Date, Strategic Allocation Moderate Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares a distribution consisting of any undistributed investment company taxable income, any net tax-exempt income, and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date, including portfolio transitions in connection with the Reorganization. Variable Contract owners and Plan Participants are not expected to recognize any income or gains for U.S. federal income tax purposes from this cash distribution.
Future Allocation of Premiums
Shares of Strategic Allocation Moderate Portfolio have been purchased at the direction of Variable Contract Holders by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract. If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to Strategic Allocation Moderate Portfolio will be allocated to Solution Balanced Portfolio.
What is the Board’s recommendation?
Based upon its review, the Board, including a majority of the Directors who are not “interested persons,” as defined by the 1940 Act (the “Independent Directors”), determined that the Reorganization would be in the best interests of Strategic Allocation Moderate Portfolio and its shareholders. In addition, the Board determined that the interests of the shareholders of Strategic Allocation Moderate Portfolio would not be diluted as a result of the Reorganization.
Accordingly, after consideration of such factors and information it considered relevant, the Board, including all of the Independent Directors, unanimously approved the Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreement. The Board is therefore recommending that Strategic Allocation Moderate Portfolio’s shareholders vote “FOR” the Reorganization Agreement.
What factors did the Board consider?
The Board met in person on January 10, 2024 to evaluate and consider the Reorganization. As part of its review process, the Board was represented by independent legal counsel. In the course of its evaluation, the Board reviewed materials received from the Investment Adviser, independent legal counsel, and other information made available to it about the Portfolios. The Board was provided with information both in writing and during oral presentations made at that meeting, including, among other matters, historical performance information, historical expense ratios, and the projected expense ratio of Solution Balanced Portfolio following the Reorganization.
Based upon their review, the Directors, including all of the Independent Directors, unanimously concluded that it was in the best interests of both Portfolios that the Reorganization be approved and that the interests of both Portfolios’ shareholders would not be diluted as a result of the Reorganization. In reaching their decision to approve the Reorganization, no single factor was determinative in the Directors’ analysis, but rather the Directors considered a variety of factors. The Directors, in approving the Reorganization, considered a variety of factors, including without limitation the following:
•
An analysis of Voya IM as sub-adviser of each Portfolio;
•
A presentation from the Investment Adviser regarding proposals, including this Reorganization, intending to, among other things, enhance the efficiency and reduce the complexity of the Voya family of funds;
•
The Investment Adviser’s analysis of potential alternative portfolios that could have served as a merger partner for Strategic Allocation Moderate Portfolio other than Solution Balanced Portfolio;
•
The fact that each Portfolio invests primarily in Underlying Funds, that in turn invest directly in securities;
•
The performance of Solution Balanced Portfolio, as compared to the performance of Strategic Allocation Moderate Portfolio in the year-to-date, one-year, three-year, five-year, and ten-year time periods;
•
The performance of Strategic Allocation Moderate Portfolio as compared to its Morningstar peer group and the performance of Solution Balanced Portfolio as compared to its Morningstar peer group;
•
The fact that the net expense ratios of Strategic Allocation Moderate Portfolio will not increase as a result of the Reorganization;
•
The similarities in fee structures of each of the Portfolios;
•
The increase in gross expense ratios of Strategic Allocation Moderate Portfolio and the Investment Adviser’s corresponding proposed expense limit adjustments for Solution Balanced Portfolio to be implemented in connection with the Reorganization to achieve the same net expense ratios for Strategic Allocation Moderate Portfolio shareholders;
•
The similarities in the investment objectives of each Portfolio;
•
The similarities in the investment strategies of each Portfolio;
•
The larger combined asset size of the two Portfolios, which would be likely to provide greater scale and superior potential to maintain long-term scale benefits for the shareholders of both Portfolios;
•
The Investment Adviser’s proposal regarding which costs of the Reorganization would be borne by Strategic Allocation Moderate Portfolio’s shareholders and the recoupment of such costs from the anticipated savings from the expense reductions expected to result from the Reorganization within 12 months of the Reorganization;
•
The net revenue benefits for the Investment Adviser and its affiliates that would result from the Reorganization;

•
The expected tax consequences of the Reorganization to Strategic Allocation Moderate Portfolio and its shareholders, including that the Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization; and
•
The Board’s determination that the Reorganization will not dilute the interests of the shareholders of Strategic Allocation Moderate Portfolio.
Different Directors may have given different weight to different individual factors and related conclusions.
What is the required vote?
Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the outstanding voting securities of Strategic Allocation Moderate Portfolio are present in person (virtually) or represented by proxy at the Special Meeting, or (ii) more than 50% of the outstanding voting securities of Strategic Allocation Moderate Portfolio.
What happens if shareholders do not approve the Reorganization?
If shareholders of Strategic Allocation Moderate Portfolio do not approve the Reorganization, Strategic Allocation Moderate Portfolio will continue to be managed by the Investment Adviser as described in the prospectus, and the Board will determine what additional action, if any, should be taken.

General Information about the Proxy Statement/Prospectus
Who is asking for my vote?
The Board is soliciting your vote for a special meeting of Strategic Allocation Moderate Portfolio’s shareholders.
How is my proxy being solicited?
Solicitation of proxies or voting instructions is being made primarily by the mailing of the Notice of Special Meeting, this Proxy Statement/Prospectus, and the Proxy Ballot on or about May 3, 2024. In addition to the solicitation of proxies by mail, employees of the Investment Adviser and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.
What happens to my proxy once I submit it?
The Board has named Joanne F. Osberg, Secretary, and Todd Modic, Assistant Secretary, or one or more substitutes designated by them, as proxies who are authorized to vote Portfolio shares as directed by shareholders.
Can I revoke my proxy after I submit it?
A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Strategic Allocation Moderate Portfolio a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person (virtually) may vote by ballot at the Special Meeting, thereby canceling any proxy or voting instruction previously given.
How will my shares be voted?
If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your Proxy Ballot but do not vote on the proposals, your proxies will vote on the proposals as recommended by the Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposals discussed in this Proxy Statement/Prospectus.
Quorum and Tabulation
Each shareholder of Strategic Allocation Moderate Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. The presence in person (virtually) or by proxy of stockholders entitled to cast a majority of all the votes entitled to be cast at the meeting constitutes a quorum.
Adjournments
If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by your proxies, your proxies or the chair of the Special Meeting may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of Strategic Allocation Portfolios, Inc. and applicable law. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.
Broker Non-Votes and Abstentions
If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, then the shares represented by such abstention or non-vote will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. Abstentions and broker non-votes, if any, will have the effect of a vote against the Reorganization proposal.
Additional Voting Information
The Separate Accounts and Qualified Plans are the record owners of the shares of Strategic Allocation Moderate Portfolio. The Qualified Plans and Separate Accounts will vote Strategic Allocation Moderate Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans. Strategic Allocation Moderate Portfolio does not impose any requirement that a minimum percentage of voting instructions be received before counting the Separate Accounts and Qualified Plans as the Strategic Allocation Moderate Portfolio’s shareholders in determining whether a quorum is present.
Where Variable Contract Holders and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Separate Accounts will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract Holders and Plan Participants who voted. The effect of proportional voting is that if a large number of Variable Contract Holders and Plan Participants fail to give voting instructions, a small number of Variable Contract Holders and Plan Participants may determine the outcome of the vote. Because a significant percentage of Strategic Allocation Moderate Portfolio’s shares are held by Separate Accounts, which use proportional voting, the presence of such Separate Accounts at the Special Meeting shall be sufficient to constitute a quorum for the transaction of business at the Special Meeting.

How many shares are outstanding?
As of the Record Date, the following shares of capital stock of Strategic Allocation Moderate Portfolio were outstanding and entitled to vote:
Class	Shares Outstanding
I	9,936,594.74
S	97,786.27
Total	10,034,381.01
Shares have no preemptive or subscription rights. To the knowledge of the Investment Adviser, as of the Record Date, no current Director owns 1% or more of the outstanding shares of any class of Strategic Allocation Moderate Portfolio, and the officers and Directors own, as a group, less than 1% of the shares of any class of Strategic Allocation Moderate Portfolio.
Appendix C hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any class of Strategic Allocation Moderate Portfolio or Solution Balanced Portfolio.
Can shareholders submit proposals for a future shareholder meeting?
Strategic Allocation Moderate Portfolio is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required by law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted in a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.
Why did my household only receive one copy of this Proxy Statement/Prospectus?
Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a shareholder of record, unless Strategic Allocation Moderate Portfolio has received contrary instructions from one or more of the household’s shareholders. If you need an additional copy of this Proxy Statement/Prospectus, please contact Shareholder Services at 1-800-992-0180. If in the future, you do not wish to combine or wish to recombine the mailing of a proxy statement with household members, please inform Strategic Allocation Moderate Portfolio in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or via telephone at 1-800-992-0180.
In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed Proxy Ballot is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Ballot.

Joanne F. Osberg
Secretary

April 24, 2024
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034

APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [ ] day of [ ], 2024, by and between Voya Partners, Inc. (“VPI”), a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258, on behalf of its series, Voya Solution Balanced Portfolio (the “Surviving Portfolio”), and Voya Strategic Allocation Portfolios, Inc. (“VSAPI”), a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258, on behalf of its series, Voya Strategic Allocation Moderate Portfolio (the “Disappearing Portfolio”).
This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Disappearing Portfolio to the Surviving Portfolio in exchange solely for Class I and Class S voting shares of capital stock of the Surviving Portfolio (the “Surviving Portfolio Shares”), the assumption by the Surviving Portfolio of the liabilities of the Disappearing Portfolio described in paragraph 1.3, and the distribution of the Surviving Portfolio Shares to the shareholders of the Disappearing Portfolio in complete liquidation of the Disappearing Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.
WHEREAS, the Disappearing Portfolio and the Surviving Portfolio are series of open-end, registered investment companies of the management type and the Disappearing Portfolio owns securities which generally are assets of the character in which the Surviving Portfolio is permitted to invest; and
WHEREAS, the Board of Directors of the Surviving Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Portfolio Shares and the assumption of the liabilities of the Disappearing Portfolio, as described in paragraphs 1.2 and 1.3 herein, by the Surviving Portfolio are in the best interests of the Surviving Portfolio and its shareholders and that the interests of the existing shareholders of the Surviving Portfolio would not be diluted as a result of this transaction; and
WHEREAS, the Board of Directors of the Disappearing Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Portfolio Shares and the assumption of the liabilities of the Disappearing Portfolio by the Surviving Portfolio, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Disappearing Portfolio and its shareholders and that the interests of the existing shareholders of the Disappearing Portfolio would not be diluted as a result of this transaction.
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
1.
TRANSFER OF ASSETS OF THE DISAPPEARING PORTFOLIO TO THE SURVIVING PORTFOLIO IN EXCHANGE FOR THE SURVIVING PORTFOLIO SHARES, THE ASSUMPTION OF ALL DISAPPEARING PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE DISAPPEARING PORTFOLIO
1.1. Subject to the requisite approval of the Disappearing Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Disappearing Portfolio agrees to transfer all of the Disappearing Portfolio’s assets, as set forth in paragraph 1.2, to the Surviving Portfolio, and the Surviving Portfolio agrees in exchange therefor: (i) to deliver to the Disappearing Portfolio the number of full and fractional Class I and Class S Surviving Portfolio Shares determined by dividing the value of the Disappearing Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Disappearing Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).
1.2. The assets of the Disappearing Portfolio to be acquired by the Surviving Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Disappearing Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Disappearing Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).
1.3. The Disappearing Portfolio will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Surviving Portfolio shall assume all of the liabilities of the Disappearing Portfolio whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Disappearing Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income, if any, and realized net capital gain, if any, for the current taxable year ending on the Closing Date and any other amounts necessary to be distributed in order to eliminate any excise tax liability under Section 4982 of the Code.
1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Disappearing Portfolio will distribute to the Disappearing Portfolio’s shareholders of record with respect to its Class I and Class S shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Surviving Portfolio Shares of the same class received by the Disappearing Portfolio pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing, the Disappearing Portfolio will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Disappearing Portfolio’s shares, by the transfer of the Surviving Portfolio Shares then credited to the account of the Disappearing Portfolio on the books of the Surviving Portfolio to open accounts on the share records of the Surviving Portfolio in the names of the shareholders of record of each class of the Disappearing Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Disappearing Portfolio Shareholders”). The aggregate net asset value of Class I and Class S Surviving Portfolio Shares to be so credited to shareholders of Class I and Class S shares of the Disappearing Portfolio shall, with respect to each class, be equal to the aggregate net asset value of the Disappearing Portfolio of that same class owned by such shareholders on the Closing Date. All issued and outstanding Class I and Class S Disappearing Portfolio shares will simultaneously be canceled on the books of the Disappearing Portfolio, although share certificates representing interests in Class I and Class S shares of the Disappearing Portfolio will represent a number of shares of the same class of Surviving Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3. The Surviving Portfolio shall not issue certificates representing the Class I and Class S Surviving Portfolio Shares in connection with such exchange.
1.5. Ownership of Surviving Portfolio Shares will be shown on the books of the Surviving Portfolio’s transfer agent, as defined in paragraph 3.3.
1.6. Any reporting responsibility of the Disappearing Portfolio including, but not limited to, the responsibility for the filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Disappearing Portfolio until the Disappearing Portfolio completes its liquidation and dissolves. Thereafter, any such reporting responsibilities shall be the responsibility of the Surviving Portfolio’s investment manager on behalf of the Disappearing Portfolio.
2.
VALUATION
2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends and deduction for any expenses of the Reorganization contemplated hereby to be paid by the Disappearing Portfolio on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Surviving Portfolio, and valuation procedures established by the Surviving Portfolio’s Board of Directors.
2.2. The net asset value of Class I and Class S Surviving Portfolio Shares shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Surviving Portfolio’s then-current prospectus and statement of additional information and valuation procedures established by the Surviving Portfolio’s Board of Directors.
2.3. The number of the Class I and Class S Surviving Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Disappearing Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class I and Class S shares of the Disappearing Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Surviving Portfolio Shares of the same class, determined in accordance with paragraph 2.2.
2.4. All computations of value shall be made by the Disappearing Portfolio’s designated record keeping agent and shall be subject to review by the Surviving Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.
3.
CLOSING AND CLOSING DATE
3.1. The Closing Date shall be July 12, 2024, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Surviving Portfolio or at such other time and/or place as the parties may agree.
3.2. The Disappearing Portfolio shall direct the Bank of New York Mellon, as custodian for the Disappearing Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Surviving Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal, state and non-U.S. stock transfer stamps, if any, have been paid or provision for payment has been made. The Disappearing Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Surviving Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Disappearing Portfolio as of the Closing Date for the account of the Surviving Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Disappearing Portfolio’s Assets are deposited, the Disappearing Portfolio’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Disappearing Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.
3.3. The Disappearing Portfolio shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Disappearing Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Disappearing Portfolio Shareholders and the number and percentage ownership of outstanding Class I and Class S shares owned by each such shareholder immediately prior to the Closing. The Surviving Portfolio shall issue and deliver a confirmation evidencing the Surviving Portfolio Shares to be credited on the Closing Date to the Secretary of the Surviving Portfolio,

or provide evidence satisfactory to the Disappearing Portfolio that such Surviving Portfolio Shares have been credited to the Disappearing Portfolio’s account on the books of the Surviving Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Portfolio or the Disappearing Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Disappearing Portfolio or the Board of Directors of the Surviving Portfolio, accurate appraisal of the value of the net assets of the Surviving Portfolio or the Disappearing Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4.
REPRESENTATIONS AND WARRANTIES
4.1. Except as has been disclosed to the Surviving Portfolio in a written instrument executed by an officer of VSAPI, VSAPI, on behalf of the Disappearing Portfolio, represents and warrants to VPI as follows:
(a) The Disappearing Portfolio is duly organized as a series of VSAPI, which is a corporation, validly existing and in good standing under the laws of the State of Maryland, with power under VSAPI’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;
(b) VSAPI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Disappearing Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Disappearing Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;
(d) The current prospectus and statement of additional information of the Disappearing Portfolio and each prospectus and statement of additional information of the Disappearing Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) On the Closing Date, the Disappearing Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Surviving Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Portfolio;
(f) The Disappearing Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VSAPI’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VSAPI, on behalf of the Disappearing Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VSAPI, on behalf of the Disappearing Portfolio, is a party or by which it is bound;
(g) All material contracts or other commitments of the Disappearing Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Disappearing Portfolio at or prior to the Closing Date;
(h) Except as otherwise disclosed in writing to and accepted by VPI, on behalf of the Surviving Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Disappearing Portfolio or any of its properties or assets or any person whom the Disappearing Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VSAPI, on behalf of the Disappearing Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Disappearing Portfolio as of and for the year ended December 31, 2023 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. generally accepted accounting principles (“U.S. GAAP”), and such statements (copies of which have been furnished to the Surviving Portfolio) present fairly, in all material respects, the financial condition of the Disappearing Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Disappearing Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j) Since December 31, 2023, there has not been any material adverse change in the Disappearing Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Disappearing Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Portfolio (for the purposes of this subparagraph (j), a decline in net asset value per share of the Disappearing Portfolio due to declines in market values of securities in the Disappearing Portfolio’s portfolio, the discharge of Disappearing Portfolio liabilities, or the redemption of Disappearing Portfolio shares by shareholders of the Disappearing Portfolio shall not constitute a material adverse change);
(k) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Disappearing Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Disappearing Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Disappearing Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income, net tax-exempt income and net capital gain for each of (i) any prior taxable year for which any such dividend and related distribution are still timely and (ii) the period ending on the Closing Date, and has met (or will meet) the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);
(m) All issued and outstanding shares of the Disappearing Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration or qualification requirements of federal and state securities laws. All of the issued and outstanding shares of the Disappearing Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Disappearing Portfolio, as provided in paragraph 3.3. The Disappearing Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Disappearing Portfolio, nor is there outstanding any security convertible into any of the Disappearing Portfolio shares;
(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of VSAPI, on behalf of the Disappearing Portfolio, and subject to the approval of the shareholders of the Disappearing Portfolio, this Agreement will constitute a valid and binding obligation of the Disappearing Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(o) The information to be furnished by VSAPI, on behalf of the Disappearing Portfolio, for use in registration statements, proxy materials, and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto;
(p) The proxy statement of the Disappearing Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Disappearing Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Surviving Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and
(q) On the Closing Date, the Disappearing Portfolio will have sold such of its assets, if any, as are necessary based on information provided by the Surviving Portfolio and contingent on the accuracy of such information to assure that, after giving effect to the acquisition of the assets of the Disappearing Portfolio pursuant to this Agreement, the Surviving Portfolio, if classified as a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act, will remain a “diversified company” and in compliance in all material respects with such other investment restrictions as are set forth in the Surviving Portfolio Prospectus, as amended through the Closing Date.
4.2. Except as has been disclosed to the Disappearing Portfolio in a written instrument executed by an officer of VPI, VPI, on behalf of the Surviving Portfolio, represents and warrants to VSAPI as follows:
(a) The Surviving Portfolio is duly organized as a series of VPI, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under VPI’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) VPI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Surviving Portfolio under the 1933 Act, are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;
(d) The current prospectus and statement of additional information of the Surviving Portfolio and each prospectus and statement of additional information of the Surviving Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) On the Closing Date, the Surviving Portfolio will have good and marketable title to the Surviving Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Disappearing Portfolio has received notice and necessary documentation at or prior to the Closing;
(f) The Surviving Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VPI’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VPI, on behalf of the Surviving Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VPI, on behalf of the Surviving Portfolio, is a party or by which it is bound;
(g) Except as otherwise disclosed in writing to and accepted by VSAPI, on behalf of the Disappearing Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VSAPI, on behalf of the Surviving Portfolio, or any of its properties or assets, or any person whom the Surviving Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VSAPI, on behalf of the Surviving Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Surviving Portfolio as of and for the year ended December 31, 2023 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. GAAP, and such statements (copies of which have been furnished to the Disappearing Portfolio) present fairly, in all material respects, the financial condition of the Surviving Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Surviving Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;
(i) Since December 31, 2023, there has not been any material adverse change in the Surviving Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Disappearing Portfolio. (For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Portfolio due to declines in market values of securities in the Surviving Portfolio’s portfolio, the discharge of Surviving Portfolio liabilities, or the redemption of Surviving Portfolio Shares by shareholders of the Surviving Portfolio, shall not constitute a material adverse change);
(j) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;
(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Surviving Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and has met (or will meet) the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);
(l) All issued and outstanding shares of the Surviving Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Surviving Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Surviving Portfolio, as provided in paragraph 3.3. The Surviving Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Portfolio Shares, nor is there outstanding any security convertible into any Surviving Portfolio Shares;
(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of VPI, on behalf of the Surviving Portfolio, and this Agreement will constitute a valid and binding obligation of the Surviving Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(n) The Class I and Class S Surviving Portfolio Shares to be issued and delivered to the Disappearing Portfolio, for the account of the Disappearing Portfolio shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Portfolio Shares, and will be fully paid and non-assessable;
(o) The information to be furnished by VPI, on behalf of the Surviving Portfolio, for use in the registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and
(p) That insofar as it relates to the Surviving Portfolio, the Registration Statement relating to the Surviving Portfolio Shares issuable hereunder, and the proxy materials with respect to the Disappearing Portfolio to be included in the Registration Statement, and any amendment or supplement thereto, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Disappearing Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Surviving Portfolio Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Surviving Portfolio will, within a commercially reasonable amount of time, inform the Disappearing Portfolio.
5.
COVENANTS OF THE SURVIVING PORTFOLIO AND THE DISAPPEARING PORTFOLIO
5.1. The Surviving Portfolio and the Disappearing Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.
5.2. The Disappearing Portfolio will call a meeting of the shareholders of the Disappearing Portfolio to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.
5.3. The Disappearing Portfolio covenants that the Class I and Class S Surviving Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
5.4. The Disappearing Portfolio will assist the Surviving Portfolio in obtaining such information as the Surviving Portfolio reasonably requests concerning the beneficial ownership of the Disappearing Portfolio’s shares.
5.5. Subject to the provisions of this Agreement, the Surviving Portfolio and the Disappearing Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
5.6. The Disappearing Portfolio will provide the Surviving Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Surviving Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Disappearing Portfolio to consider approval of this Agreement and the transactions contemplated herein.
5.7. The Surviving Portfolio will advise the Disappearing Portfolio promptly if at any time prior to the Closing Date the assets of the Disappearing Portfolio include any securities that the Surviving Portfolio is not permitted to acquire.
5.8. As soon as is reasonably practicable after the Closing, the Disappearing Portfolio will make a liquidating distribution to its shareholders consisting of the Class I and Class S Surviving Portfolio Shares received at the Closing.
5.9. The Surviving Portfolio and the Disappearing Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.
5.10. VSAPI, on behalf of the Disappearing Portfolio, covenants that VSAPI will, from time to time, as and when reasonably requested by the Surviving Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VPI, on behalf of the Surviving Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) VSAPI’s, on behalf of the Disappearing Portfolio, title to and possession of the Surviving Portfolio Shares to be delivered hereunder, and (b) VPI’s, on behalf of the Surviving Portfolio, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.
5.11. The Surviving Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.
6.
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE DISAPPEARING PORTFOLIO
The obligations of VSAPI, on behalf of the Disappearing Portfolio, to consummate the transactions provided for herein shall be subject, at VSAPI’s election, to the performance by VPI, on behalf of the Surviving Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:
6.1. All representations and warranties of VPI, on behalf of the Surviving Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
6.2. VPI, on behalf of the Surviving Portfolio shall have delivered to VSAPI a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to VSAPI and dated as of the Closing Date, to the effect that the representations and warranties of VPI, on behalf of the Surviving Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as VSAPI shall reasonably request; and
6.3. VPI, on behalf of the Surviving Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VPI, on behalf of the Surviving Portfolio, on or before the Closing Date.
7.
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING PORTFOLIO
The obligations of VPI, on behalf of the Surviving Portfolio, to complete the transactions provided for herein shall be subject, at VPI’s election, to the performance by VSAPI, on behalf of the Disappearing Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
7.1. All representations and warranties of VSAPI, on behalf of the Disappearing Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
7.2. VSAPI, on behalf of the Disappearing Portfolio shall have delivered to VPI, on behalf of the Surviving Portfolio, (i) a statement of the Disappearing Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of VSAPI, (ii) a statement of the respective tax basis of each investment transferred by the Disappearing Portfolio to the Surviving Portfolio, and (iii) copies of all relevant tax books and records;
7.3. VSAPI, on behalf of the Disappearing Portfolio shall have delivered to VPI, on behalf of the Surviving Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to VPI and dated as of the Closing Date, to the effect that the representations and warranties of VSAPI, on behalf of the Disappearing Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as VPI shall reasonably request;
7.4. VSAPI, on behalf of the Disappearing Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VSAPI, on behalf of the Disappearing Portfolio, on or before the Closing Date; and
7.5. The Disappearing Portfolio shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income, all of its net tax-exempt income, if any, and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any prior taxable year if still timely under Section 855 of the Code, to the extent not otherwise already distributed.
8.
FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING PORTFOLIO AND THE DISAPPEARING PORTFOLIO
If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to VSAPI, on behalf of the Disappearing Portfolio, or VPI, on behalf of the Surviving Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Disappearing Portfolio in accordance with the provisions of VSAPI's Declaration of Trust, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to VPI. Notwithstanding anything herein to the contrary, neither VPI, on behalf of the Surviving Portfolio, nor VSAPI, on behalf of the Disappearing Portfolio, may waive the conditions set forth in this paragraph 8.1;

8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;
8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by VPI, on behalf of the Surviving Portfolio, or VSAPI, on behalf of the Disappearing Portfolio to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Portfolio or the Disappearing Portfolio, provided that either party hereto may for itself waive any of such conditions;
8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
8.5. The parties shall have received an opinion of tax counsel (which opinion will be subject to certain qualifications) addressed to VPI and VSAPI substantially to the effect that, based upon certain facts, assumptions, representations and the existing provisions of the Code, Treasury Regulations promulgated thereunder, current administrative rules, and court decisions, the transaction contemplated by this Agreement will constitute a tax-free reorganization within the meaning of Section 368(a)(1) of the Code for federal income tax purposes. The delivery of such opinion is conditioned upon receipt by tax counsel of representations it shall request of VPI and VSAPI. Notwithstanding anything herein to the contrary, VPI and VSAPI may not waive the condition set forth in this paragraph 8.5.
9.
BROKERAGE FEES AND EXPENSES
9.1. VSAPI, on behalf of the Disappearing Portfolio, and VPI, on behalf of the Surviving Portfolio, each represents and warrants to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
9.2. The expenses relating to the proposed Reorganization will be borne by the Disappearing Portfolio except that the investment manager to both the Surviving Portfolio and the Disappearing Portfolio (or an affiliate of the investment manager) has agreed to bear the Reorganization expenses incurred by the Surviving Portfolio, if any, and all of the Reorganization costs incurred by the Disappearing Portfolio to the extent they exceed $33,000 (or such higher amount to which the Board may consent). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing of the Surviving Portfolio’s prospectus and the Disappearing Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, expenses of holding shareholders’ meetings, and explicit portfolio transition costs (i.e., brokerage commissions). Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or in failure of the Reorganization to be treated as a reorganization described in Section 368(a)(1) of the Code.
10.
ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.
10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
11.
TERMINATION
This Agreement may be terminated and the transactions contemplated hereby may be abandoned by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before [October 31, 2024], unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.
12.
AMENDMENTS
This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of VPI and VSAPI provided, however, that following the meeting of the shareholders of the Disappearing Portfolio called by VSAPI pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Class I and Class S Surviving Portfolio Shares to be issued to the Disappearing Portfolio’s Shareholders under this Agreement to the detriment of such shareholders without their further approval.
13.
NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

VOYA PARTNERS, INC.
7337 E. Doubletree Ranch Road Suite 100
Scottsdale, AZ 85258-2034
Attn: Joanne F. Osberg
With a copy to:
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600
Attn: Elizabeth Reza
VOYA STRATEGIC ALLOCATION PORTFOLIOS, INC.
7337 E. Doubletree Ranch Road Suite 100
Scottsdale, AZ 85258-2034
Attn: Joanne F. Osberg
With a copy to:
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600
Attn: Elizabeth Reza
14.
HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY
14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.
14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Directors, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Disappearing Portfolio or the corporate property of the Surviving Portfolio, as the case may be, as provided in the Articles of Incorporation of VSAPI or the Articles of Incorporation of VPI, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.
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APPENDIX B: ADDITIONAL INFORMATION REGARDING VOYA SOLUTION BALANCED PORTFOLIO
For purposes of this Appendix B, references to “the Portfolio” refer to Voya Solution Balanced Portfolio.
Management Fee
The Investment Adviser receives an annual fee for its services to the Portfolio. The fee is payable in monthly installments based on the average daily net assets of the Portfolio.
The Investment Adviser is responsible for all of its own costs, including costs of the personnel required to carry out its duties.
The aggregate annual management fee paid by Solution Balanced Portfolio for the most recent fiscal year was 0.21% of the Portfolio's average daily net assets.
For more information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to Solution Balanced Portfolio's annual shareholder report which covers the one year period ended December 31, 2023.
Portfolio Holdings Information
A description of Solution Balanced Portfolio’s policies and procedures regarding the release of portfolio holdings information is available in the Statement of Additional Information related to this Proxy Statement/Prospectus (the “SAI”). Portfolio holdings information can be reviewed online at https://individuals.voya.com/product/mutual-fund/prospectuses-reports.
How Shares Are Priced
The Portfolio is open for business every day the New York Stock Exchange (the “NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (the “NAV”) per share for each class of the Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (the “CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Portfolio is closed for business, Portfolio shares will not be priced, and the Portfolio will not process purchase or redemption orders. To the extent the Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio.
Portfolio holdings for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign (non-U.S.) securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example, when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other portfolio holdings, the portfolio holding is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Portfolio’s portfolio holdings, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Portfolio’s Sub-Adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers, and other market data may be reviewed in the course of making a good faith determination of the fair value of a portfolio holding. Because trading hours for certain foreign (non-U.S.) securities end before Market Close, closing market quotations may become unreliable. The prices of foreign (non-U.S.) securities will generally be adjusted based on inputs from a third-party pricing service that are intended to reflect valuation changes through Market Close. Because of the inherent uncertainties of fair valuation, the values used to determine the Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Portfolio.
When your Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract owner or Qualified Plan participant is received in proper form. When the Variable Contract owner or Qualified Plan participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract owner or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive that day's price, your order must be received by Market Close.

How to Buy and Sell Shares
The Portfolio's shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolio, other investment companies (as permitted by the 1940 Act), and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations.
The Portfolio may not be available as an investment option in your Variable Contract, through your Qualified Plan, or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
The Portfolio currently does not foresee any disadvantages to investors if it serves as an investment option for Variable Contracts and if it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interests of Variable Contracts owners, plan participants, and other permitted investors for which the Portfolio serves as an investment option might, at some time, be in conflict because of differences in tax treatment or other considerations. The Board directed the Investment Adviser to monitor events to identify any material conflicts between Variable Contract owners, plan participants, and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company, or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments to redeem those investments if the Qualified Plan loses (or in the opinion of the Investment Adviser, is at risk of losing) its Qualified Plan status.
The Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.
Frequent Trading – Market Timing
The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Investment Adviser or affiliated entities have agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.
The Board has made a determination not to adopt a separate policy for the Portfolio with respect to frequent purchases and redemptions of shares by the Portfolio’s shareholders, but rather to rely on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by its customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity is harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.
The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Investment Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.
Because some Underlying Funds invest in foreign (non-U.S.) securities, they may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign (non-U.S.) security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign (non-U.S.) securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying Funds' shares which negatively affects long-term shareholders.
The following transactions are excluded when determining whether trading activity is excessive:
•
Rebalancing to facilitate fund-of-fund arrangements or the Portfolio’s systematic exchange privileges; and
•
Purchases or sales initiated by certain other funds in the Voya family of funds.
Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.
Payments to Financial Intermediaries
Voya mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from the Portfolio's Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers, and companies that service Qualified Plans for selling the Portfolio's shares and/or for servicing shareholder accounts. Fees derived from the Portfolio’s Service Plan may be paid to insurance companies, broker-dealers, and companies that service Qualified Plans for servicing shareholder accounts. Shareholder services may include, among other things, administrative, record keeping, or other services that insurance companies or Qualified Plans provide to the clients who use the Portfolio as an investment option. In addition, the Investment Adviser, Distributor, or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Investment Adviser, Distributor, or affiliated entities of the Portfolio may also share their profits with affiliated insurance companies or other Voya entities through inter-company payments.
For non-affiliated insurance companies and Qualified Plans, payments from the Portfolio's Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Investment Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. Payments to financial intermediaries by the Distributor or its affiliates or by the Portfolio may provide an incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans over other mutual funds or products.
As of the date of this Proxy Statement/Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: C.M. Life Insurance Company, First Security Benefit Life Insurance and Annuity Company of New York, First Symetra National Life Insurance Company of New York, Lincoln Financial Group, Lincoln National Life Insurance Company, Massachusetts Mutual Life Insurance Company, Nationwide Life Insurance Company, New York Life Insurance and Annuity Corporation, Security Benefit Life Insurance Company, Security Equity Life Insurance Company, Security Life of Denver Insurance Company, Standard Life Insurance Company, Symetra Life Insurance Company, Talcott Resolution Life Insurance Company, TIAA Life Insurance Company, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Union Securities, Venerable Insurance and Annuity Company, and Zurich American Life Insurance Company. Except as discussed in further detail below, the fees payable under these agreements are for compensation for providing distribution and/or shareholder services for which the insurance companies are paid at annual rates that range from 0.00% to 0.55%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts.
The insurance companies issuing Variable Contracts or Qualified Plans that use the Portfolio as an investment option may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. Neither the Portfolio, the Investment Adviser, nor the Distributor are parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.
Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.
Shareholder Service Plan
The Portfolio has a shareholder service plan (“Shareholder Service Plan”) for Class S shares. These payments are made to the Distributor in connection with the services rendered to the Portfolio’s shareholders and the maintenance of shareholders' accounts. The Service Plan allows Voya Partners, Inc. to enter into shareholder servicing agreements with insurance companies, broker dealers (including the Investment Adviser) and other financial intermediaries that provide shareholder and administrative services relating to Class S shares of the Portfolio and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolio. Under the Shareholder Service Plan, the Portfolio makes payment at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares.
Because these shareholder service fees are paid out of the Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Dividends and Distributions
The Portfolio generally distributes most or all of its net earnings in the form of dividends, consisting of net investment income and capital gains distributions. The Portfolio distributes capital gains, if any, annually. The Portfolio also declares dividends and pays dividends consisting of net investment income, if any, annually.
All dividends and capital gains distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash.
From time to time a portion of the Portfolio’s distributions may constitute a return of capital. To comply with U.S. federal tax regulations, the Portfolio may also pay an additional capital gains distribution.
Tax Consequences
Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.
The Portfolio intends to qualify as a regulated investment company (“RIC”) for U.S. federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains that it timely distributes to its shareholders.
The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to U.S. federal tax on distributions of dividends and income from the Portfolio to the applicable insurance company's separate accounts.
Since the sole shareholders of the Portfolio will be separate accounts of insurance companies or other permitted investors, no discussion is included herein as to the U.S. federal income tax consequences at the shareholder level. For information concerning the U.S. federal income tax consequences to purchasers of the applicable Variable Contracts, see the prospectus for the contract.
See the Statement of Additional Information dated May 1, 2023 for further information about tax matters.
The tax status of your investment in the Portfolio depends upon the features of your Variable Contract. For further information, please refer to the prospectus for the Variable Contract.
Index Description
The S&P Target Risk® Growth Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk.
Financial Highlights
The financial highlights table is intended to help you understand the Portfolio's financial performance for the periods shown. Certain information reflects the financial results for a single share. The total returns in the table represent the rate of return that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and/or distributions). The information for the fiscal years ended December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020 has been audited by Ernst & Young LLP, whose report, along with the Portfolio’s financial statements, is included in the Portfolio’s
Annual Report, which is available upon request. The information for the prior fiscal year or period was audited by a different independent public accounting firm.
Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment from affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Solution Balanced Portfolio
Class I
12-31-23	8.39	0.17•	1.15	1.32	0.37	0.56	—	0.93	—	8.78	16.25	0.33	0.33	0.33	1.95	4,154	37
12-31-22	11.98	0.14•	(2.15)	(2.01)	0.40	1.18	—	1.58	—	8.39	(17.61)	0.34	0.34	0.34	1.43	3,906	87
12-31-21	10.70	0.17•	1.34	1.51	0.23	—	—	0.23	—	11.98	14.15	0.36	0.30	0.30	1.49	3,831	50
12-31-20	10.14	0.18•	1.09	1.27	0.23	0.48	—	0.71	—	10.70	13.30	0.39	0.31	0.31	1.88	3,224	79
12-31-19	9.24	0.18•	1.59	1.77	0.26	0.61	—	0.87	—	10.14	19.75	0.32	0.25	0.25	1.78	2,482	85
Class S
12-31-23	8.10	0.14•	1.12	1.26	0.34	0.56	—	0.90	—	8.46	16.07	0.58	0.58	0.58	1.70	14,310	37
12-31-22	11.63	0.09•	(2.07)	(1.98)	0.37	1.18	—	1.55	—	8.10	(17.90)	0.59	0.59	0.59	1.00	15,078	87
12-31-21	10.39	0.13•	1.31	1.44	0.20	—	—	0.20	—	11.63	13.96	0.61	0.55	0.55	1.18	24,044	50
12-31-20	9.87	0.16	1.04	1.20	0.20	0.48	—	0.68	—	10.39	12.95	0.64	0.56	0.56	1.49	19,713	79
12-31-19	9.01	0.17•	1.53	1.70	0.23	0.61	—	0.84	—	9.87	19.47	0.57	0.50	0.50	1.76	20,388	85
Accompanying Notes to Financial Highlights
(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions, and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges.
(2)
Ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(3)
Ratios reflect operating expenses of the Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or the Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or the Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by the Portfolio. Net investment income (loss) is net of all such additions or reductions.
•
Calculated using average number of shares outstanding throughout the year or period.

APPENDIX C: SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS
The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of April 1, 2024:
Strategic Allocation Moderate Portfolio
Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	37.6% Class S; Beneficial	0.4%	3.7%
ReliaStar Life Insurance Co FBO SVUL I Attn Jill Barth Conveyer TN41 1 Orange Way Windsor, CT 06095	11.1% Class I; Beneficial	11.0%	7.0%
Voya ReliaStar Life Insurance Company Of New York II One Orange Way Windsor, CT 06095	7.9% Class S; Beneficial	0.1%	0.1%
Venerable Insurance and Annuity Company 1475 Dunwoody Drive West Chester, PA 19380-1478	54.5% Class S; Beneficial	0.5%	0.3%
Voya Retirement Insurance and Annuity Company Attn Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	81.3% Class I; Beneficial	80.5%	50.8%
Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	37.6% Class S; Beneficial	0.4%	3.7%
Solution Balanced Portfolio
Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	100% Class I; Beneficial	9.3%	3.7%
Voya Retirement Insurance and Annuity Company Attn Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	99.8% Class A; 96.7% Class R6; 100% Class S; 100% Class S2; Beneficial	89.3%	33.0%
*
On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on April 1, 2024.
Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may have a significant impact on matters submitted to a shareholder vote.
Voya Retirement Insurance and Annuity Company, a Connecticut corporation, may be deemed a control person of both Portfolios. Voya Retirement Insurance and Annuity Company is an indirect subsidiary of Voya Financial, Inc.
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VOYA-SAM-PRX-0503

PART B

Voya Partners, Inc.

STATEMENT OF ADDITIONAL INFORMATION

April 24, 2024

ACQUISITION OF THE ASSETS AND	BY AND IN EXCHANGE FOR SHARES
LIABILITIES OF:	OF:
VOYA STRATEGIC ALLOCATION	VOYA SOLUTION BALANCED
MODERATE PORTFOLIO	PORTFOLIO
(A series of Voya Strategic Allocation	(A series of Voya Partners, Inc.)
Portfolios, Inc.)	7337 East Doubletree Ranch Road, Suite 100
7337 East Doubletree Ranch Road, Suite 100	Scottsdale, Arizona 85258-2034
Scottsdale, Arizona 85258-2034	1-800-992-0180
1-800-992-0180

This Statement of Additional Information ("SAI") of Voya Solution Balanced Portfolio ("Solution Balanced Portfolio") is available to the shareholders of Voya Strategic Allocation Moderate Portfolio ("Strategic Allocation Moderate Portfolio"), in connection with a proposed transaction whereby all of the assets and liabilities of Strategic Allocation Moderate Portfolio will be transferred to Solution Balanced Portfolio in exchange for shares of Strategic Allocation Moderate Portfolio.

This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

1.The SAI for Strategic Allocation Moderate Portfolio, as supplemented, dated May 1, 2023, as filed on April 25, 2023 (File No: 811-08934);

2.The SAI for Solution Balanced Portfolio, as supplemented, dated May 1, 2023, as filed on April 26, 2023 (File No: 811-08319);

3.The audited financial statements contained in the Annual Report of Strategic Allocation Moderate Portfolio dated December 31, 2023, as filed on March 8, 2023 (File No. 811- 08934); and

4.The audited financial statements contained in the Annual Report of Solution Balanced Portfolio dated December 31, 2023, as filed on March 8, 2023 (File No. 811-08319).

This SAI is not a prospectus. A Proxy Statement/Prospectus dated April 24, 2024, relating to the Reorganization of Strategic Allocation Moderate Portfolio may be obtained, without charge, by writing to Voya Investment Management at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180. This SAI should be read in conjunction with the Proxy Statement/Prospectus.

Supplemental Financial Information

Rule 6-11(d)(2) under Regulation S-X requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of Solution Balanced Portfolio are not included in this SAI.

A table showing the fees and expenses of Strategic Allocation Moderate Portfolio and Solution Balanced Portfolio, and the fees and expenses of Solution Balanced Portfolio on a pro forma basis after giving effect to the proposed Reorganization, is included in the section entitled "Approval of the Reorganization – How do the Annual Portfolio Operating Expenses compare?" of the Proxy Statement/Prospectus.

Following the Reorganization, Solution Balanced Portfolio will be the accounting and performance survivor.

The Reorganization will not result in a material change to Strategic Allocation Moderate Portfolio's investment portfolio due to the investment restrictions of Solution Balanced Portfolio. As a result, a schedule of investments of Strategic Allocation Moderate Portfolio modified to show the effects of the Reorganization is not required and is not included. Notwithstanding the foregoing, changes may be made to Strategic Allocation Moderate Portfolio's portfolio in advance of the Reorganization and/or Solution Balanced Portfolio's portfolio following the Reorganization.

There are no material differences in the accounting policies of Strategic Allocation Moderate Portfolio as compared to those of Solution Balanced Portfolio.

7337 EAST DOUBLETREE RANCH ROAD SUITE 100

SCOTTSDALE, ARIZONA 85258-2034

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

SCAN TO

VIEW MATERIALS &VOTE

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-877-907-7646 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyvote.com and follow the online directions.

VOTE BY MAIL: Check the appropriate box on the Proxy Ballot below, sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot. PROXY FOR A SPECIAL MEETING OF

SHAREHOLDERS TO BE HELD ON June 27, 2024.

V30432-TBD	KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE PROPOSAL.	For	Against	Abstain

1. To approve an Agreement and Plan of Reorganization (the "Agreement") by and between Voya Strategic Allocation Moderate Portfolio	☐	☐	☐
("Strategic Allocation Moderate Portfolio") and Voya Solution Balanced Portfolio ("Solution Balanced Portfolio"), providing for the reorganization of
Strategic Allocation Moderate Portfolio with and into Solution Balanced Portfolio (the "Reorganization").

2.To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares owned. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

This Proxy Ballot must be signed exactly as your name(s) appear(s) hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting to Be Held on

June 27, 2024:

The Proxy Statement for the Special Meeting and the Notice of the Meeting are available at WWW.PROXYVOTE.COM/VOYA.

V30433-TBD

VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

The undersigned hereby appoints Joanne F. Osberg and Todd Modic, or any one or all of them, proxies, with full power of substitution, to vote all shares of the Fund referenced above, which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held virtually on June 27, 2024 at 1:00 p.m. MST, and at any adjournment(s) or postponement(s) thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Proxy Statement for the Special Meeting. To register to attend the Virtual Shareholder Meeting visit the website: https://www.viewproxy.com/voya/broadridgevsm.

This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposal.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

Voya Partners, Inc.

(the "Registrant")

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article Ninth, Section (d) of the Registrant's Articles of Incorporation provides for indemnification of directors and officers. In addition, the Registrant's officers and directors will be covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director if he or she is successful on the merits in defending a suit against him or her by reason of being a director. The statutory provisions are not exclusive; a corporation may provide greater indemnification rights than those provided by statute.

ITEM 16. EXHIBITS

1.a.         Articles of Incorporation of Portfolio Partners, Inc., dated May 6, 1997 ("Articles of Incorporation") – Filed as an Exhibit to Registrant's initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

b.Articles of Amendment, dated August 29, 2001, to Articles of Incorporation (re-designation of MFS Capital Opportunities Portfolio to PPI MFS Capital Opportunities Portfolio, MFS Emerging Equities Portfolio to PPI MFS Emerging Equities, MFS Research Growth Portfolio to PPI MFS Research Growth Portfolio, Scudder International Growth Portfolio to PPI Scudder International Growth Portfolio, and T. Rowe Price Growth Equity Portfolio to PPI T. Rowe Price Growth Equity Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on August 30, 2001 and incorporated herein by reference.

c.Articles Supplementary, dated August 29, 2001, to Articles of Incorporation (increasing of authorized capital of the Corporation by five billion shares) – Filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on August 30, 2001 and incorporated herein by reference.

d.Articles Supplementary, dated February 11, 2002, to Articles of Incorporation (increasing of authorized Capital Stock of the Corporation for ING American Century Small Cap Value Portfolio, ING MFS Global Growth Portfolio, ING JPMorgan Mid Cap Value Portfolio, ING PIMCO Total Return Portfolio, ING Van Kampen Comstock Portfolio and ING Baron Small Cap Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

e.Articles of Amendment, effective May 1, 2002, to Articles of Incorporation (re-designation of Portfolio Partners Inc. to ING Partners, Inc. with corresponding name changes to Portfolios) – Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

f.Articles of Amendment, effective December 16, 2002, to Articles of Incorporation (re-designation of ING MFS Emerging Equities Portfolio to ING Salomon Brothers Aggressive Growth Portfolio and ING Scudder International Growth Portfolio to ING JPMorgan Fleming International Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

g.Articles Supplementary, dated January 17, 2003, to Articles of Incorporation (increasing the number of shares of Capital Stock for ING Alger Capital Appreciation Portfolio and ING Goldman Sachs® Core Equity Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant's Form N-1A Registration Statement on February 3, 2003 and incorporated herein by reference.

h.Articles of Amendment, effective May 1, 2003, to Articles of Incorporation (re-designation of ING MFS Research Portfolio to ING MFS Research Equity Portfolio and ING Salomon Brothers Capital Portfolio to ING Salomon Brothers Fundamental Value Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

i.Articles of Amendment, effective January 23, 2004, to Articles of Incorporation (re-designation of ING DSI Enhanced Index Portfolio to ING Aeltus Enhanced Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

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j.Articles of Amendment, effective May 1, 2004, to Articles of Incorporation (re-designation of ING UBS Tactical Asset Allocation Portfolio to ING UBS U.S. Allocation Portfolio and ING MFS Research Equity Portfolio to ING IBS U.S. Large Cap Equity Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

k.Articles Supplementary, dated June 10, 2004, to Articles of Incorporation (increasing the authorized Capital Stock of the Corporation of ING Fidelity® VIP Contrafund® Portfolio, ING Fidelity® VIP Growth Portfolio, ING Fidelity® VIP Equity Income Portfolio and ING Fidelity® VIP Mid Cap Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant's Form N-1A Registration Statement on July 2, 2004 and incorporated herein by reference.

l.Articles Supplementary, effective November 1, 2004, to Articles of Incorporation (creation of ING Oppenheimer Strategic Income Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

m.Articles of Amendment, effective November 8, 2004, to Articles of Incorporation (re-designation of ING UBS U.S. Allocation Portfolio to ING Van Kampen Equity and Income Portfolio, ING MFS Global Growth Portfolio to ING Oppenheimer Global Portfolio, ING Alger Aggressive Growth Portfolio to ING T. Rowe Price Diversified Mid cap Growth Portfolio, ING Alger Growth Portfolio to ING American Century Select Portfolio, and ING Alger Capital Appreciations Portfolio to ING Salomon Brothers Large Cap Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

n.Articles Supplementary, dated August 20, 2001, to Articles of Incorporation (PPI MFS Emerging Equities Portfolio, PPI MFS Research Growth Portfolio, PPI MFS Capital Opportunities Portfolio, PPI Scudder International Growth Portfolio and PPI T. Rowe Price Growth Equity Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

o.Articles of Amendment, effective May 2, 2005, to Articles of Incorporation (re-designation of ING Salomon Brothers Investors Value Portfolio to ING American Century Large Company Value Portfolio and ING Aeltus Enhanced Index Portfolio to ING Fundamental Research Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

p.Articles Supplementary, dated March 30, 2005, to Articles of Incorporation (creation of Initial Class Shares and Adviser Class Shares of INGS Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio, ING Solution 2045 Portfolio and ING Solution Income Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2004 and incorporated herein by reference.

q.Articles Supplementary, dated August 8, 2005, to Articles of Incorporation (creation of Class T Shares of ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio, ING Solution 2045 Portfolio and ING Solution Income Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

r.Articles Supplementary, dated November 23, 2005, to Articles of Incorporation (creation of Initial Class, Adviser Class and Service Class Shares of ING Baron Asset Portfolio, ING Lord Abbett U.S. Government Securities Portfolio, ING Neuberger Berman Partners Portfolio, ING Neuberger Berman Regency Portfolio and ING Pioneer High Yield Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on December 6, 2005 and incorporated herein by reference.

s.Articles Supplementary, dated January 31, 2006, to Articles of Incorporation (creation of Initial Class, Adviser Class and Service Class shares of ING UBS U.S. Small Cap Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 28 to Registrant's Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

t.Articles of Amendment, effective April 28, 2006, to Articles of Incorporation (re-designation of ING American Century Small Cap Value Portfolio to ING American Century Small-Mid Cap Value Portfolio, ING Columbia Small Cap Value Portfolio to ING Columbia Small Cap Value II Portfolio, ING Goldman Sachs® Core Equity Portfolio to ING Goldman Sachs® Structured Equity Portfolio, ING JPMorgan Fleming International Portfolio to ING JPMorgan International Portfolio, ING Salomon Brothers Aggressive Growth Portfolio to ING Legg Mason Partners Aggressive Growth Portfolio, and ING Salomon Brothers Large Cap Growth Portfolio to ING Legg Mason Partners Large Cap Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 28 to Registrant's Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

u.Articles of Amendment, effective August 7, 2006, to Articles of Incorporation (re-designation of ING MFS Capital Opportunities Portfolio to ING Thornburg Value Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant's Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

v.Articles of Amendment, dated January 30, 2007, to Articles of Incorporation (dissolution of ING Goldman Sachs® Capital Growth Portfolio and ING Goldman Sachs® Structured Equity Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant's Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

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w.Articles Supplementary, dated June 8, 2007, to Articles of Incorporation (creation of Initial Class, Adviser Class and Service Class shares of ING Solution Growth and Income Portfolio and ING Solution Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 33 to Registrant's Form N-1A Registration Statement on June 28, 2007 and incorporated herein by reference.

x.Articles of Amendment, effective August 20, 2007, to Articles of Incorporation (re-designation of ING Davis Venture Value Portfolio to ING Davis New York Venture Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant's Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

y.Articles of Amendment, dated November 29, 2007, to Articles of Incorporation (dissolution of ING Fundamental Research Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant's Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

z.Articles Supplementary, dated February 27, 2008, to Articles of Incorporation (creation of Adviser Class, Initial Class, Service Class and Class T shares of ING Index Solution 2015 Portfolio, ING Index Solution 2025 Portfolio, ING Index Solution 2035 Portfolio, ING Index Solution 2045 Portfolio and ING Index Solution Income Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant's Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

aa.Articles Supplementary, dated January 16, 2009, to Articles of Incorporation (creation of Service 2 Class shares of ING

Partners, Inc.'s funds) – Filed as an exhibit to Post-Effective Amendment No. 41 to Registrant's Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

bb.Articles Supplementary, dated March 18, 2009, to Articles of Incorporation (creation of Service 2 Class shares for addition ING Partners, Inc.'s funds) – Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant's Form N- 1A Registration Statement on April 30, 2009 and incorporated herein by reference.

cc.Articles of Amendment, effective May 1, 2009, to Articles of Incorporation (re-designation of ING Columbia Small Cap Value II Portfolio to ING Columbia Small Cap Value Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant's Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

dd.Articles Supplementary, dated June 22, 2009, to Articles of Incorporation (creation of Adviser Class, Initial Class, Service Class, Service 2 Class and T Class shares of ING Index Solution 2055 Portfolio and ING Solution 2055 Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 47 to Registrant's Form N-1A Registration Statement on December 3, 2009 and incorporated herein by reference.

ee.Articles of Amendment, dated July 29, 2009, to Articles of Incorporation (dissolution of ING American Century Large Company Value Portfolio and ING Neuberger Berman Partners Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant's Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

ff.Articles Supplementary, dated March 19, 2010, to Articles of Incorporation (creation of Adviser Class, Initial Class, Service Class and Service 2 Class shares of ING Solution Aggressive Growth Portfolio and ING Solution Conservative Portfolio, and Service 2 Class shares of ING Solution Growth and Income Portfolio and ING Solution Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant's Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

gg.Articles of Amendment, effective April 30, 2010, to Articles of Incorporation (re-designation of ING Legg Mason Partners Aggressive Growth Portfolio to ING Legg Mason ClearBridge Aggressive Growth Portfolio, ING Oppenheimer Strategic Income Portfolio to ING Oppenheimer Global Strategic Income Portfolio, and ING Solution Growth and Income Portfolio to ING Solution Moderate Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant's Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

hh.Articles of Amendment, dated September 8, 2010, to Articles of Incorporation (dissolution of ING Baron Asset Portfolio and ING Fidelity® VIP Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant's Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

ii.Articles of Amendment, effective January 21, 2011, to Articles of Incorporation (re-designation of ING Oppenheimer Global Strategic Income Portfolio to ING Global Bond Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant's Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

jj.Articles of Amendment, dated February 17, 2011, to Articles of Incorporation (dissolution of ING Legg Mason ClearBridge Aggressive Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant's Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

kk.Articles of Amendment, effective April 29, 2011, to Articles of Incorporation (re-designation of ING Columbia Small Cap Value Portfolio to ING Columbia Small Cp Value II Portfolio, ING Van Kampen Comstock Portfolio to ING Invesco Van Kampen Comstock Portfolio, and ING Van Kampen Equity and Income Portfolio to ING Invesco Van Kampen Equity and Income Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant's Form N-1A Registration

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Statement on April 26, 2011 and incorporated herein by reference.

ll.Articles Supplementary, dated August 19, 2011, to Articles of Incorporation (creation of Adviser Class, Initial Class, Service Class, Service 2 Class and Class T shares of ING Index Solution 2020 Portfolio, ING Index Solution 2030 Portfolio, ING Index Solution 2040 Portfolio, ING Index Solution 2050 Portfolio, ING Solution 2020 Portfolio, ING Solution 2030 Portfolio, ING Solution 2040 Portfolio, and ING Solution 2050 Portfolio) – Filed as an Exhibit to Post- Effective Amendment No. 54 to Registrant's Form N-1A Registration Statement on September 27, 2011 and incorporated herein by reference.

mm.Articles of Amendment, dated September 23, 2011, to Articles of Incorporation (dissolution of Adviser Class shares of ING Pioneer High Yield Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 56 to Registrant's Form N-1A Registration Statement on February 10, 2012 and incorporated herein by reference.

nn.Articles of Amendment, dated January 27, 2012, to Articles of Incorporation (dissolution of Service 2 Class shares of ING Global Bond Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant's Form N-1A Registration Statement on April 23, 2012 and incorporated herein by reference.

oo.Articles of Amendment, effective April 30, 2012, to Articles of Incorporation (re-designation of ING Baron Small Cap Growth Portfolio to ING Baron Growth Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant's Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

pp.Articles of Amendment, effective November 17, 2012, to Articles of Incorporation (re-designation of ING Thornburg Value Portfolio to ING Growth and Income Core Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant's Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

qq.Articles Supplementary, dated February 28, 2013, to Articles of Incorporation (creation of Adviser Class, Initial Class, Service Class and Service 2 Class shares of ING Solution Aggressive Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant's Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

rr.Articles of Amendment, dated April 22, 2013, to Articles of Incorporation (dissolution of ING Growth and Income Core Portfolio and ING UBS U.S. Large Cap Equity Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant's Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

ss.Articles of Amendment, effective April 30, 2013, to Articles of Incorporation (re-designation of ING Davis New York Venture Portfolio to ING Columbia Contrarian Core Portfolio, ING Invesco Van Kampen Comstock Portfolio to ING Invesco Comstock Portfolio, ING Invesco Van Kampen Equity and Income Portfolio to ING Invesco Equity and Income Portfolio, ING Solution Aggressive Growth Portfolio to ING Solution Moderately Aggressive Portfolio, ING Solution Growth Portfolio to ING Solution Balanced Portfolio, and ING Solution Moderate Portfolio to ING Solution Moderately Conservative Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant's Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

tt.Articles of Amendment, dated June 7, 2013, to Articles of Incorporation (dissolution of Service 2 Class shares of ING Fidelity® VIP Contrafund® Portfolio and ING Fidelity® VIP Equity-Income Portfolio) – Filed as an exhibit to Post- Effective Amendment No. 64 to Registrant's Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

uu.Articles of Amendment, effective May 1, 2014, to Articles of Incorporation (re-designation of ING Partners, Inc. to Voya Partners, Inc. with corresponding name changes for all ING Partners Portfolios and ING PIMCO Total Return Portfolio to VY® PIMCO Bond Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant's Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

vv.Articles of Amendment, effective December 12, 2014, to Articles of Incorporation (re-designation of VY® PIMCO Bond Portfolio to Voya Aggregate Bond Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant's Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

ww.Articles Supplementary, dated January 14, 2015, to Articles of Incorporation (creation of Adviser Class, Initial Class, Service Class and Service 2 Class of Voya Index Solution 2060 Portfolio and Adviser Class, Initial Class, Service Class, Service 2 Class and Class T shares of Voya Solution 2060 Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant's Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

xx.Articles Supplementary, dated April 7, 2015, to Articles of Incorporation (designation of Class Z shares for Voya Index Solution Portfolios) – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant's Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

yy.Articles of Amendment, dated June 26, 2015, to Articles of Incorporation (dissolution of Service 2 Class shares of VY® Fidelity® VIP Mid Cap Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 72 to Registrant's Form N-1A Registration Statement on February 12, 2016 and incorporated herein by reference.

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zz.Articles Supplementary, dated June 26, 2015, to Articles of Incorporation (increasing the aggregate number of authorized shares of Service Class shares of Voya Solution Moderately Aggressive Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 72 to Registrant's Form N-1A Registration Statement on February 12, 2016 and incorporated herein by reference.

aaa.Articles of Amendment, dated October 7, 2015, to Articles of Incorporation (dissolution of Voya Aggregate Bond Portfolio, Voya Index Solution 2015 Portfolio and Voya Solution 2015 Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 72 to Registrant's Form N-1A Registration Statement on February 12, 2016 and incorporated herein by reference.

bbb.Articles Supplementary, dated April 12, 2016, to Articles of Incorporation (creation of Class R6 shares of certain Voya

Partners, Inc.'s. Portfolios) – Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant's Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

ccc.Certificate of Correction, dated May 16, 2016, of Articles Supplementary dated April 12, 2016 to Articles of Incorporation (correction of typographical error with respect to the number of shares of Capital Stock of Class R6 shares and including Class R6 shares of VY® JPMorgan Mid Cap Value Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 76 to Registrant's Form N-1A Registration Statement on April 26, 2017 and incorporated herein by reference.

ddd.Articles of Amendment, dated September 26, 2016, to Articles of Incorporation (dissolution of VY® Fidelity® VIP Contrafund® Portfolio, VY® Fidelity® VIP Equity-Income Portfolio and VY® Fidelity® VIP Mid Cap Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 76 to Registrant's Form N-1A Registration Statement on April 26, 2017 and incorporated herein by reference.

eee.Articles Supplementary, dated September 28, 2016, to Articles of Incorporation (re-classification of unissued shares of classified Capital Stock of Class T shares of Voya Index Solution Portfolios) – Filed as an exhibit to Post-Effective Amendment No. 76 to Registrant's Form N-1A Registration Statement on April 26, 2017 and incorporated herein by reference.

fff.Article Supplementary, dated November 26, 2018, to Articles of Incorporation (liquidation of Service 2 Class shares of VY® Pioneer High Yield Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 82 to Registrant's Form N-1A Registration Statement on February 13, 2019 and incorporated herein by reference.

ggg.Articles of Amendment, effective May 1, 2019, to Articles of Incorporation (re-designation of VY® Templeton Foreign Equity Portfolio to Voya International High Dividend Low Volatility Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 83 to Registrant's Form N-1A Registration Statement on April 25, 2019 and incorporated herein by reference.

hhh.Articles of Amendment, dated May 3, 2007, to Articles of Incorporation (dissolution of ING American Century Select Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 86 to Registrant's Form N-1A Registration Statement on April 29, 2020 and incorporated herein by reference.

iii.Articles of Amendment, dated April 28, 2008, to Articles of Incorporation (dissolution of ING JPMorgan International Portfolio, ING Legg Mason Partners Large Cap Growth Portfolio, ING Lord Abbett U.S. Government Securities Portfolio and ING Neuberger Berman Regency Portfolio – Filed as an exhibit to Post-Effective Amendment No. 86 to Registrant's Form N-1A Registration Statement on April 29, 2020 and incorporated herein by reference.

jjj.Articles of Amendment, dated September 12, 2008, to Articles of Incorporation (dissolution of ING UBS U.S. Small Cap Growth Portfolio – Filed as an exhibit to Post-Effective Amendment No. 86 to Registrant's Form N-1A Registration Statement on April 29, 2020 and incorporated herein by reference.

kkk.Articles of Amendment, dated December 4, 2008, to Articles of Incorporation (dissolution of ING OpCap Balanced Value Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 86 to Registrant's Form N-1A Registration Statement on April 29, 2020 and incorporated herein by reference.

lll.Articles of Amendment, effective June 27, 2019, to Articles of Incorporation (VY® Oppenheimer Global Portfolio name change to VY® Invesco Oppenheimer Global Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 86 to Registrant's Form N-1A Registration Statement on April 29, 2020 and incorporated herein by reference.

mmm.Articles of Amendment, dated September 4, 2019, to Articles of Incorporation (dissolution of VY® Pioneer High Yield Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 86 to Registrant's Form N-1A Registration Statement on April 29, 2020 and incorporated herein by reference.

nnn.Articles Supplementary, dated September 27, 2019, to Articles of Incorporation (increase Class Z shares of Capital Stock for Voya Index Solution 2025 Portfolio and Voya Index Solution 2035 Portfolio) – Filed as an exhibit to Post- Effective Amendment No. 86 to Registrant's Form N-1A Registration Statement on April 29, 2020 and incorporated herein by reference.

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ooo.Articles Supplementary, dated April 3, 2020, to Articles of Incorporation (creation of Adviser Class, Initial Class, Service Class, Service 2 Class, and Class Z shares of Voya Index Solution 2065 Portfolio and Adviser Class, Initial Class, Service Class, Service 2 Class and Class T shares of Voya Solution 2065 Portfolio) – Filed as an exhibit to Post- Effective Amendment No. 86 to Registrant's Form N-1A Registration Statement on April 29, 2020 and incorporated herein by reference.

ppp.Articles of Amendment, dated October 12, 2020, to Articles of Incorporation (dissolution of Voya Index Solution 2020 Portfolio and Voya Solution 2020 Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant's Form N-1A Registration Statement on April 26, 2021 and incorporated herein by reference.

qqqArticles of Amendment, effective May 1, 2021, to Articles of Incorporation (VY® Invesco Oppenheimer Global Portfolio name change to VY® Invesco Global Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant's Form N-1A Registration Statement on April 26, 2021 and incorporated herein by reference.

rrr.Articles Supplementary, dated April 26, 2021, to Articles of Incorporation (increase Class Z shares of Capital Stock of Voya Index Solution Income Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant's Form N-1A Registration Statement on April 26, 2021 and incorporated herein by reference.

sss.Articles Supplementary, dated June 9, 2022, to Articles of Incorporation (increase Class Z shares of Capital Stock of Voya Index Solution 2045 Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

ttt.Articles of Amendment, dated March 19, 2024 to Articles of Incorporation (regarding the liquidation and redemption by the corporation) – Filed herein.

uuu.Articles of Amendment, dated March 19, 2024 to Articles of Incorporation (regarding conversion or exchange rights) – Filed herein.

2.Voya Partners, Inc. By-laws dated March 18, 2018 – Filed as an exhibit to Post-Effective Amendment No. 83 to

Registrant's Form N-1A Registration Statement on April 25, 2019 and incorporated herein by reference.

3.Not applicable.

4.Agreement and Plan of Reorganization between Voya Strategic Allocation Moderate Portfolio, a series of Voya Strategic Allocation Portfolios, Inc., and Voya Solution Balanced Portfolio, a series of Voya Partners, Inc. – Attached as Appendix A to the Proxy Statement/Prospectus.

5.Instruments Defining Rights of Security Holders (set forth in the Articles of incorporation which are incorporated by reference) – Filed as an Exhibit to Registrant's initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

6.a. Investment Management Agreement, dated May 1, 2017, between Voya Partners, Inc. and Voya Investments, LLC – Filed as an exhibit to Post-Effective Amendment No. 76 to Registrant's Form N-1A Registration Statement on April 26, 2017 and incorporated herein by reference.

i.Letter agreement, dated December 1, 2022, between Voya Investments, LLC and Voya Partners, Inc. regarding the waiver of a portion of the investment management fee for VY® Columbia Contrarian Core Portfolio for the period from December 1, 2022 through May 1, 2024 – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

ii.Letter agreement, dated December 1, 2022, between Voya Investments, LLC and Voya Partners, Inc. regarding the waiver of a portion of the investment management fee for VY® JPMorgan Mid Cap Value Portfolio for the period from December 1, 2022 through May 1, 2024 – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

iii.Letter agreement, dated January 1, 2023, between Voya Investments, LLC and Voya Partners, Inc. regarding the waiver of a portion of the investment management fee for VY® T. Rowe Price Growth Equity Portfolio for the period from January 1, 2023 through May 1, 2024 – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

iv.Letter agreement, dated May 1, 2023, between Voya Investments, LLC and Voya Partners, Inc. regarding the waiver of a portion of the investment management fee for Voya Global Bond Portfolio, VY® Columbia Small Cap Value II Portfolio, and VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period from May 1, 2023 through May 1, 2024 – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

v.Letter agreement, dated May 1, 2023, between Voya Investments, LLC and Voya Partners, Inc. regarding the waiver of a portion of the investment management fee for VY® Invesco Equity and Income Portfolio for the period from May 1, 2023 through May 1, 2024 – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

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vi.Amended Schedule A, effective February 6, 2023, to Investment Management Agreement, dated May 1, 2017, between Voya Partners, Inc. and Voya Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

vii.Amended Schedule B and Amended Schedule C, effective September 2020, to Investment Management Agreement, dated May 1, 2017, between Voya Partners, Inc. and Voya Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant's Form N-1A Registration Statement on April 26, 2021 and incorporated herein by reference.

b.Sub-Advisory Agreement, effective May 1, 2017, between Voya Investments, LLC and American Century Investment Management, Inc. – Filed as an exhibit to Post-Effective Amendment No. 76 to Registrant's Form N- 1A Registration Statement on April 26, 2017 and incorporated herein by reference.

c.Sub-Advisory Agreement, effective May 1, 2017, between Voya Investments, LLC and BAMCO, Inc. – Filed as an exhibit to Post-Effective Amendment No. 76 to Registrant's Form N-1A Registration Statement on April 26, 2017 and incorporated herein by reference.

d.Sub-Advisory Agreement, effective May 1, 2017, between Voya Investments, LLC and Columbia Management Investment Advisers, LLC – Filed as an exhibit to Post-Effective Amendment No. 76 to Registrant's Form N-1A Registration Statement on April 26, 2017 and incorporated herein by reference.

i.First Amendment, dated August 24, 2018, to the Sub-Advisory Agreement, effective May 1, 2017, between Voya Investments, LLC and Columbia Management Investment Advisers, LLC – Filed as an exhibit to Post- Effective Amendment No. 82 to Registrant's Form N-1A Registration Statement on February 13, 2019 and incorporated herein by reference.

ii.Second Amendment, dated December 1, 2022, to the Sub-Advisory Agreement, effective May 1, 2017, as amended August 24, 2018, between Voya Investments, LLC and Columbia Management Investment Advisers, LLC – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

e.Sub-Advisory Agreement, effective May 1, 2017, between Voya Investments, LLC and INVESCO Advisers, Inc. – Filed as an exhibit to Post-Effective Amendment No. 76 to Registrant's Form N-1A Registration Statement on April 26, 2017 and incorporated herein by reference.

i.Amended schedule A, effective January 1, 2021, to the Sub-Advisory Agreement, effective May 1, 2017, between Voya Investments, LLC and INVESCO Advisers, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant's Form N-1A Registration Statement on April 26, 2021 and incorporated herein by reference.

f.Sub-Advisory Agreement, effective May 24, 2019, between Voya Investments, LLC and INVESCO Advisers, Inc. (VY Invesco Oppenheimer Global Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 86 to Registrant's Form N-1A Registration Statement on April 29, 2020 and incorporated herein by reference.

i.Amended Schedule A, effective October 7, 2021, to the Sub-Advisory Agreement, effective May 24, 2019, between Voya Investments, LLC and INVESCO Advisers, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 91 to Registrant's Form N-1A Registration Statement on April 27, 2022 and incorporated herein by reference.

g.Sub-Advisory Agreement, effective May 1, 2017, between Voya Investments, LLC and J.P. Morgan Investment Management, Inc. – Filed as an exhibit to Post-Effective Amendment No. 76 to Registrant's Form N-1A Registration Statement on April 26, 2017 and incorporated herein by reference.

i.Amended Schedule A, effective December 1, 2022, to the Sub-Advisory Agreement, effective May 1, 2017, between Voya Investments, LLC and J.P. Morgan Investment Management Inc. – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

h.Sub-Advisory Agreement, effective May 1, 2017, between Voya Investments, LLC and T. Rowe Price Associates, Inc. – Filed as an exhibit to Post-Effective Amendment No. 76 to Registrant's Form N-1A Registration Statement on April 26, 2017 and incorporated herein by reference.

i.First Amendment, effective January 1, 2018, to the Sub-Advisory Agreement, effective May 1, 2017, between Voya Investments, LLC and T. Rowe Price Associates, Inc. – Filed as an exhibit to Post-Effective Amendment No. 79 to Registrant's Form N-1A Registration Statement on April 25, 2018 and incorporated herein by reference.

ii.Amended Schedule A, effective July 8, 2022, to the Sub-Advisory Agreement, effective May 1, 2017, between Voya Investments, LLC and T. Rowe Price Associates, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

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i.Sub-Advisory Agreement, effective May 1, 2017, between Voya Investments, LLC and Voya Investment Management Co. LLC regarding Voya Global Bond Portfolio, certain Voya Solution Portfolios and certain Voya Index Solution Portfolios – Filed as an exhibit to Post-Effective Amendment No. 76 to Registrant's Form N-1A Registration Statement on April 26, 2017 and incorporated herein by reference.

i.Amended Schedule A, effective February 6, 2023, to the Sub-Advisory Agreement, effective May 1, 2017, between Voya Investments, LLC and Voya Investment Management Co. LLC – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

j.Sub-Advisory Agreement, effective May 1, 2017, between Voya Investments, LLC and Voya Investment Management Co. LLC regarding certain Voya Solution Portfolios and certain Voya Index Solution Portfolios – Filed as an exhibit to Post-Effective Amendment No. 76 to Registrant's Form N-1A Registration Statement on April 26, 2017 and incorporated herein by reference.

i.Amended Schedule A, effective February 6, 2023, to the Sub-Advisory Agreement, effective May 1, 2017, between Voya Investments, LLC and Voya Investment Management Co. LLC regarding certain Voya Solution Portfolios and certain Voya Index Solution Portfolios – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

k.Expense Limitation Agreement, effective May 1, 2017, between Voya Investments, LLC and Voya Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 76 to Registrant's Form N-1A Registration Statement on April 26, 2017 and incorporated herein by reference.

i.Amended Schedule A, effective January 1, 2023, to the Expense Limitation Agreement, effective May 1, 2017, between Voya Investments, LLC and Voya Partners, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

ii.Letter Agreement dated May 1, 2018 regarding expense limitation recoupment for Voya Global Bond Portfolio, and VY® T. Rowe Price Diversified Mid Cap Growth Portfolio – Filed as an exhibit to Post-Effective Amendment No. 79 to Registrant's Form N-1A Registration Statement on April 25, 2018 and incorporated herein by reference.

l.Expense Limitation Agreement, effective May 1, 2017, between Voya Investments, LLC and Voya Partners, Inc. (Voya Solution Portfolios) – Filed as an exhibit to Post-Effective Amendment No. 76 to Registrant's Form N-1A Registration Statement on April 26, 2017 and incorporated herein by reference.

i.Amended Schedule A, effective May 1, 2024, to the Expense Limitation Agreement, effective May 1, 2017, between Voya Investments, LLC and Voya Partners, Inc. – Filed herein.

ii.Letter Agreement, dated May 1, 2023, between Voya Investments, LLC and Voya Partners, Inc. regarding a waiver of the investment management fee for certain Voya Solution Portfolios for the period from May 1, 2023 through May 1, 2024 – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

m.Expense Limitation Agreement, effective October 1, 2022, between Voya Investments, LLC and Voya Partners, Inc. (Voya Index Solution Portfolios) – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N- 1A Registration Statement on April 26, 2023 and incorporated herein by reference.

n.Letter agreement, dated May 1, 2023, between Voya Investments, LLC and Voya Partners, Inc. regarding expense limitation for VY® Invesco Comstock Portfolio from May 1, 2023 through May 1, 2024 – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

o.Letter agreement, dated May 1, 2023, between Voya Investments, LLC and Voya Partners, Inc. regarding expense limitation for VY® Columbia Contrarian Core Portfolio from May 1, 2023 through May 1, 2024 – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

7.a. Distribution Agreement, effective November 18, 2014, between Voya Partners, Inc. and Voya Investments Distributor, LLC – Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

i.Amended Schedule A, dated October 7, 2021, to Distribution Agreement, effective November 18, 2014, between Voya Partners, Inc. and Voya Investments Distributor, LLC – Filed as an Exhibit to Post-Effective Amendment No. 91 to Registrant's Form N-1A Registration Statement on April 27, 2022 and incorporated herein by reference.

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8.Deferred Compensation Plan for Independent Directors as amended and restated January 11, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

9.a. Custody Agreement, dated January 6, 2003, between Voya Partners, Inc. and The Bank of New York Mellon (formerly, The Bank of New York) – Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant's Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

i.Amendment, dated January 1, 2019, to the Custody Agreement, dated January 6, 2003, as amended January 1, 2019, between Voya Partners, Inc. and The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 83 to Registrant's Form N-1A Registration Statement on April 25, 2019 and incorporated herein by reference.

ii.Amendment, effective November 21, 2022, to the Custody Agreement, dated January 6, 2003, between Voya Partners, Inc. and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

iii.Amended Exhibit A, effective February 9, 2023, to the Custody Agreement, dated January 6, 2003, between Voya Partners, Inc. and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

b.Foreign Custody Manager Agreement, dated January 6, 2003, between Voya Partners, Inc. and The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant's Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

i.Amended Exhibit A, effective February 9, 2023, to the Foreign Custody Manager Agreement, dated January 6, 2003, between Voya Partners, Inc. and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

ii.Amendment, dated July 21, 2021, to the Foreign Custody Manager Agreement, dated January 6, 2003, between Voya Partners, Inc. and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 91 to Registrant's Form N-1A Registration Statement on April 27, 2022 and incorporated herein by reference.

iii.Amendment, dated July 13, 2021, to the Foreign Custody Manager Agreement, dated January 6, 2003, between Voya Partners, Inc. and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 91 to Registrant's Form N-1A Registration Statement on April 27, 2022 and incorporated herein by reference.

iv.Amendment, dated September 6, 2012, to Foreign Custody Manager Agreement, dated January 6, 2003, between Voya Partners, Inc. and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 91 to Registrant's Form N-1A Registration Statement on April 27, 2022 and incorporated herein by reference.

c.Fund Accounting Agreement, dated January 6, 2003, between Voya Partners, Inc. and The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant's Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

i.Amended Exhibit A, effective February 9, 2023, to the Fund Accounting Agreement, dated January 6, 2003, between Voya Partners, Inc. and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

ii.Amendment, effective November 21, 2022, to the Fund Accounting Agreement, dated January 6, 2003, between Voya Partners, Inc. and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

iii.Amendment, dated January 1, 2019, to the Fund Accounting Agreement, dated January 6, 2003, between Voya Partners, Inc. and The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 83 to Registrant's Form N-1A Registration Statement on April 25, 2019 and incorporated herein by reference.

 iv.Investment Company Reporting Modernization Services Amendment, dated February 1, 2018, to the Fund Accounting Agreement, dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 79 to Registrant's Form N-1A Registration Statement on April 25, 2018 and incorporated herein by reference.

10.a. Third Amended and Restated Plan of Distribution pursuant to Rule 12b-1 of Voya Partners, Inc. regarding Adviser Class shares, effective November 16, 2017 – Filed as an exhibit to Post-Effective Amendment No. 79 to Registrant's Form N-1A Registration Statement on April 25, 2018 and incorporated herein by reference.

i.Amended Schedule A, dated October 7, 2021, to Third Amended and Restated Plan of Distribution pursuant

9

to Rule 12b-1 of Voya Partners, Inc. regarding Adviser Class shares, effective November 16, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 91 to Registrant's Form N-1A Registration Statement on April 27,

2022 and incorporated herein by reference.

b.Fourth Amended and Restated Distribution Plan pursuant to Rule 12b-1 of Voya Partners, Inc. regarding Service 2 Class shares, effective November 16, 2017 – Filed as an exhibit to Post-Effective Amendment No. 79 to Registrant's Form N-1A Registration Statement on April 25, 2018 and incorporated herein by reference.

i.Letter Agreement, dated May 1, 2023, between Voya Investments Distributor, LLC and Voya Partners, Inc. regarding waiver of distribution fees for Service 2 Class Shares of VY® Invesco Equity and Income Portfolio for the period from May 1, 2023 through May 1, 2024 – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

ii.Amended Schedule A, dated October 7, 2021, to the Fourth Amended and Restated Distribution Plan pursuant to Rule 12b-1 of Voya Partners, Inc. regarding Service 2 Class shares effective November 16, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 91 to Registrant's Form N-1A Registration Statement on April 27, 2022 and incorporated herein by reference.

c.Fourth Amended and Restated Distribution Plan pursuant to Rule 12b-1 of Voya Partners, Inc. regarding Class T shares, effective November 16, 2017 – Filed as an exhibit to Post-Effective Amendment No. 79 to Registrant's Form N-1A Registration Statement on April 25, 2018 and incorporated herein by reference.

i.Amended Schedule A, dated November 19, 2020, to the Fourth Amended and Restated Distribution Plan pursuant to Rule 12b-1 of Voya Partners, Inc. regarding Class T shares effective November 16, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant's Form N-1A Registration Statement on April 26, 2021 and incorporated herein by reference.

d.Third Amended and Restated Shareholder Servicing Plan of Voya Partners, Inc. for Adviser Class Shares, effective November 16, 2017 – Filed as an exhibit to Post-Effective Amendment No. 79 to Registrant's Form N- 1A Registration Statement on April 25, 2018 and incorporated herein by reference.

i.Amended Schedule A, dated October 7, 2021, to Third Amended and Restated Shareholder Servicing Plan of Voya Partners, Inc. for Adviser Class Shares, effective November 16, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 91 to Registrant's Form N-1A Registration Statement on April 27, 2022 and incorporated herein by reference.

e.Third Amended and Restated Shareholder Servicing Plan of Voya Partners, Inc. for Service Class Shares, effective November 16, 2017 – Filed as an exhibit to Post-Effective Amendment No. 79 to Registrant's Form N- 1A Registration Statement on April 25, 2018 and incorporated herein by reference.

i.Amended Schedule A, dated October 7, 2021, to Third Amended and Restated Shareholder Servicing Plan of Voya Partners, Inc. for Service Class Shares, effective November 16, 2017 – Filed as an Exhibit to Post- Effective Amendment No. 91 to Registrant's Form N-1A Registration Statement on April 27, 2022 and incorporated herein by reference.

f.Third Amended and Restated Shareholder Servicing Plan of Voya Partners, Inc. for Class T Shares, effective November 16, 2017 – Filed as an exhibit to Post-Effective Amendment No. 79 to Registrant's Form N-1A Registration Statement on April 25, 2018 and incorporated herein by reference.

i.Amended Schedule A, dated November 19, 2020, to the Third Amended and Restated Shareholder Servicing Plan of Voya Partners, Inc. for Class T shares effective November 16, 2017 – Filed as an Exhibit to Post- Effective Amendment No. 89 to the Registrant's Form N-1A Registration Statement on April 26, 2021 and incorporated herein by reference.

g.Third Amended and Restated Shareholder Servicing Plan of Voya Partners, Inc. for Service 2 Class shares, effective November 16, 2017 – Filed as an exhibit to Post-Effective Amendment No. 79 to Registrant's Form N- 1A Registration Statement on April 25, 2018 and incorporated herein by reference.

i.Amended Schedule A, dated October 7, 2021, to the Third Amended and Restated Shareholder Servicing Plan of Voya Partners, Inc. for Service 2 Class shares effective November 16, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 91 to Registrant's Form N-1A Registration Statement on April 27, 2022 and incorporated herein by reference.

h.Sixth Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System amended as of September 11, 2020 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant's Form N-1A Registration Statement on April 26, 2021 and incorporated herein by reference.

11.a.        Opinion and Consent of Counsel (Ropes & Gray LLP) – Filed as an Exhibit to the Registrant's Form N-14 Registration Statement on March 18, 2024 and incorporated herein by reference.

b.Opinion and Consent of Counsel (Venable LLP) – Filed as an Exhibit to the Registrant's Form N-14 Registration

10

Statement on March 18, 2024 and incorporated herein by reference.

12.Opinion and Consent of Counsel Supporting Tax Matters and Consequences – To be filed by subsequent post- effective amendment.

13.a.     License Agreement between Aetna and T. Rowe Price Associates, Inc. – Filed as an Exhibit to Registrant's initial

Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

b.Transfer Agency Services Agreement, dated February 25, 2009, by and between BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) and Voya Partners, Inc. – Filed as an exhibit to Post- Effective Amendment No. 42 to Registrant's Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

i.Amendment, effective February 8, 2011, to the Transfer Agency Services Agreement, dated February 25, 2009, between BNY Mellon Investment Servicing (US) Inc. and Voya Partners, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant's Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

ii.Amendment, dated January 1, 2019, to the Transfer Agency Services Agreement, dated February 25, 2009, between BNY Mellon Investment Servicing (US) Inc. and Voya Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 83 to Registrant's Form N-1A Registration Statement on April 25, 2019 and incorporated herein by reference.

iii.Amendment, dated May 1, 2019, to the Transfer Agency Services Agreement, dated February 25, 2009, between BNY Mellon Investment Servicing (US) Inc. and Voya Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 86 to Registrant's Form N-1A Registration Statement on April 29, 2020 and incorporated herein by reference.

iv.Amendment, dated November 5, 2019, to the Transfer Agency Services Agreement, dated February 25, 2009, between BNY Mellon Investment Servicing (US) Inc. and Voya Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 86 to Registrant's Form N-1A Registration Statement on April 29, 2020 and incorporated herein by reference.

v.Amendment, dated May 1, 2020, to the Transfer Agency Services Agreement, dated February 25, 2009, between BNY Mellon Investment Servicing (US) Inc. and Voya Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 86 to Registrant's Form N-1A Registration Statement on April 29, 2020 and incorporated herein by reference.

vi.Amendment, dated April 4, 2022, to the Transfer Agency Services Agreement, dated February 25, 2009, between BNY Mellon Investment Servicing (US) Inc. and Voya Partners, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 91 to Registrant's Form N-1A Registration Statement on April 27, 2022 and incorporated herein by reference.

vii.Amendment, effective October 21, 2022, to the Transfer Agency Services Agreement, dated February 25, 2009, between BNY Mellon Investment Servicing (US) Inc. and Voya Partners, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

viii.Amendment, effective November 18, 2022, to the Transfer Agency Services Agreement, dated February 25, 2009, between BNY Mellon Investment Servicing (US) Inc. and Voya Partners, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

ix.Amendment, effective November 21, 2022, to the Transfer Agency Services Agreement, dated February 25, 2009, between BNY Mellon Investment Servicing (US) Inc. and Voya Partners, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

 x.Amendment, effective February 9, 2023, to the Transfer Agency Services Agreement, dated February 25, 2009, between BNY Mellon Investment Servicing (US) Inc. and Voya Partners, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

c.Securities Lending Agreement and Guaranty, dated August 7, 2003, between The Bank of New York Mellon and Voya Partners, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

i.Amendment, effective October 1, 2011, to the Securities Lending Agreement and Guaranty, dated August 7,

 11

2003, between The Bank of New York Mellon and Voya Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 79 to Registrant's Form N-1A Registration Statement on April 25, 2018 and incorporated herein by reference.

ii.Amendment, effective March 21, 2019, to the Securities Lending Agreement and Guaranty, dated August 7, 2003, between The Bank of New York Mellon and Voya Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 83 to Registrant's Form N-1A Registration Statement on April 25, 2019 and incorporated herein by reference.

iii.Amendment, effective March 26, 2019, to the Securities Lending Agreement and Guaranty, dated August 7, 2003, between The Bank of New York Mellon and Voya Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 83 to Registrant's Form N-1A Registration Statement on April 25, 2019 and incorporated herein by reference.

iv.Amendment, effective March 30, 2023, to the Securities Lending Agreement and Guaranty, dated August 7, 2003, between The Bank of New York Mellon and Voya Partners, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

d.Allocation Agreement (Fidelity Bond) dated May 24, 2002 – Filed as an Exhibit to Post-Effective Amendment No.

91 to Registrant's Form N-1A Registration Statement on April 27, 2022 and incorporated herein by reference.

i.Amended Schedule A, dated July 2021, to Allocation Agreement (Fidelity Bond) dated May 24, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 91 to Registrant's Form N-1A Registration Statement on April 27, 2022 and incorporated herein by reference.

e.Allocation Agreement (Directors and Officers Liability) dated May 24, 2002 – Filed as an Exhibit to Post-Effective

Amendment No. 91 to Registrant's Form N-1A Registration Statement on April 27, 2022 and incorporated herein by reference.

i.Amended Schedule A, dated July 2021, to Allocation Agreement (Directors and Officers Liability) dated May 24, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 91 to Registrant's Form N-1A Registration Statement on April 27, 2022 and incorporated herein by reference.

f.BlackRock Rule 12d1-4 Fund of Funds Investment Agreement, effective January 19, 2022, between Voya Partners, Inc. and BlackRock, Inc., – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

i.Amended and Restated Schedule A, dated April 4, 2022, to BlackRock Rule 12d1-4 Fund of Funds Investment Agreement, effective January 19, 2022, between Voya Partners, Inc. and BlackRock, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

g.Schwab Rule 12d1-4 Fund of Funds Investment Agreement, dated January 19, 2022, between Voya Partners, Inc. and Schwab Strategic Trust – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

i.Amendment, dated April 5, 2022, to Schwab Rule 12d1-4 Fund of Funds Investment Agreement, dated January 19, 2022, between Voya Partners, Inc. and Schwab Strategic Trust – Filed as an Exhibit to Post- Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

h.Rule 12d1-4 Fund of Funds Investment Agreement, dated January 19, 2022, between Voya Partners, Inc. and Teachers Advisors, LLC – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

i.First Amendment, dated April 5, 2022, to Rule 12d1-4 Fund of Funds Investment Agreement, dated January 19, 2022, between Voya Partners, Inc. and Teachers Advisors, LLC – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

ii.Second Amendment, dated February 3, 2023, to Rule 12d1-4 Fund of Funds Investment Agreement, dated January 19, 2022, between Voya Partners, Inc. and Teachers Advisors, LLC – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

i.Rule 12d1-4 Fund of Funds Investment Agreement, dated January 19, 2022, as amended April 1, 2022, between Voya Partners, Inc. and The Vanguard Group, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

i.Schedule A, dated September 26, 2022, to Rule 12d1-4 Fund of Funds Investment Agreement, dated January 19, 2022, as amended April 1, 2022, between Voya Partners, Inc. and The Vanguard Group, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and

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incorporated herein by reference.

j.Fund of Funds Investment Agreement, effective as of October 5, 2022, between Voya Partners, Inc. and the SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

k.Fund of Funds Investment Agreement, effective as of January 25, 2023, between Voya Partners, Inc. and BNY Mellon ETF Investment Adviser, LLC – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

l.DBX ETFs Fund of Funds Investment Agreement, dated January 19, 2022, between Voya Partners, Inc. and DBX ETF Trust – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

i.Schedule A, amended April 1, 2022, to the DBX ETFs Fund of Funds Investment Agreement, dated January 19, 2022, between Voya Partners, Inc. and DBX ETF Trust – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

m.Fund Administration Support Services Agreement (with redaction), effective July 29, 2022, between Voya Partners, Inc. and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Form N-1A Registration Statement on April 26, 2023 and incorporated herein by reference.

14.Consent of Independent Registered Public Accounting Firm – Filed herein.

15.Not applicable.

16.Powers of Attorney – Filed as an Exhibit to the Registrant's Form N-14 Registration Statement on March 18, 2024 and incorporated herein by reference.

17.Not applicable.

ITEM 17. UNDERTAKINGS

1.The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.The Registrant agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies that it has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 24th day of April, 2024.

VOYA PARTNERS, INC.

By:	/s/ Joanne F. Osberg
Joanne F. Osberg
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Andy Simonoff*	President and Chief Executive Officer	April 24, 2024
Todd Modic*	Senior Vice President, Chief/Principal	April 24, 2024
Financial Officer, and Assistant Secretary
Fred Bedoya*	Vice President, Treasurer, and Principal	April 24, 2024
Accounting Officer
Colleen D. Baldwin*	Director	April 24, 2024
John V. Boyer*	Director	April 24, 2024
Martin J. Gavin*	Director	April 24, 2024
Joseph E. Obermeyer*	Director	April 24, 2024
Sheryl K. Pressler*	Director	April 24, 2024
Christopher P. Sullivan*	Director	April 24, 2024
*By: /s/ Joanne F. Osberg
Joanne F. Osberg
as Attorney-in-Fact**

**Powers of Attorney for Andy Simonoff, Todd Modic, Fred Bedoya, and each Director – Filed as an Exhibit to the Registrant's Registration Statement on Form N-14 on March 18, 2024 and incorporated herein by reference.

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